UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Annual report

October 31, 2011

Capital Core Municipal Fund

Capital Short-Term Municipal Fund

Capital California Core Municipal Fund

Capital California Short-Term Municipal Fund

Capital Core Bond Fund

Capital Global Equity Fund

Capital Non-U.S. Equity Fund

Capital U.S. Equity Fund

Capital Private Client Services Funds
Investment Adviser’s Report
October 31, 2011

Dear Shareholder:

Investors around the world have dealt with a plethora of unanswerable questions over the past year: When will the debt crisis in Greece be resolved? Will the political strife in Washington, D.C. ultimately lead to an effective compromise for solving the nation’s fiscal challenges? What impact will slowing growth in China have on the rest of the world? Are Europe and the U.S. headed into another recession? Can the yields on bonds possibly fall any lower?

Such uncertainty seemed to rule the gyrating stock market, as investors focused largely on macroeconomic events rather than on company fundamentals. In this uncertain environment, stocks moved lower, with the S&P 500 Index falling 4.83% for the one year period ending October 31, 2011. International markets fared even worse, with the MSCI World (Net) and MSCI EAFE (Net) Indices dropping 8.01% and 10.17% respectively, due largely to significant weakness in Europe and the emerging markets.

Not surprisingly, this exodus from equities benefited bonds, sending yields on U.S. Treasuries plummeting to new lows. Ironically, a significant rally ensued after Standard & Poor’s lowered its debt rating on U.S. government securities during the summer. The entire high-quality fixed-income market did well, leading to positive results across the board for bonds.

You will find detailed results information for the Capital Private Client Services Funds throughout this report. Below are some of the broad perspectives for your portfolio managers about what has taken place in the funds over the past 12 months. As always, we appreciate the trust you have placed in us to manage your assets.

Equity Commentary

Market activity during the period was noteworthy in several respects. First, daily trading appears to be more heavily impacted by minute-to-minute headlines than ever before. It has become commonplace for the stock market to open sharply positive, only to end the afternoon significantly lower (or vice versa). This suggests that short-term-oriented market participants are trading stocks on emotion, with little regard for underlying company fundamentals. The rising level or correlation across the global stock markets reflects the fact that individual stocks are moving in a similar direction. In environments like this, there is no place to hide when the market declines, though such indiscriminate selling can create outstanding opportunities for active investors with a long-term perspective.

In addition, although there are plenty of pundits proffering opinions about how the crisis in the Eurozone and the political tug-of-war here in the U.S. will end, no one can predict the outcome with any degree of certainty. These issues will take considerable time to resolve and are dependent, in part, on how governments deal with the huge, unrealistic entitlement promises that have been made over several generations. The fact that these problems are finally being addressed is encouraging, but resolution will require compromise, diligence and time.

Of course, no one can control macroeconomic events or day-to-day fluctuations. For this reason, your portfolio team remains focused on the fundamentals, which we believe will ultimately rule the future direction of both stocks and bonds.

We meet regularly with management teams and are intently focused on holding only those companies with solid cash flows, excellent balance sheets and the ability to weather the current economic challenges. Our analytical team scours the globe to get a thorough understanding of the various forces affecting the companies in the Capital Global, Non-U.S. and U.S. Equity Funds. Our teams in Europe, for instance, regularly meet with policymakers to learn how decisions under consideration are likely to impact your holdings. In addition, some members of your portfolio management team just returned from China, where they performed on-site company visits, met with executives and got a firsthand look at what’s happening in that country.

Capital Private Client Services Funds
Investment Adviser’s Report
October 31, 2011

We used periods of volatility to make selective changes. Portfolio managers were able to purchase a number of new companies at what they consider to be attractive prices based on long-term company fundamentals. In some cases, they deemphasized holdings that may face greater challenges going forward and moved into solid businesses able to differentiate themselves and potentially even thrive in a difficult environment.

Although volatility is likely to persist, given the serious global macroeconomic concerns, there are many reasons to be optimistic, especially about the long term. Corporate balance sheets are stronger than they have been in years, thanks to lean cost structures. Furthermore, there is a significant gap between the average earnings yield of global stocks and U.S. Treasuries, which historically has been an indicator of relative value for equities.

Fixed-Income Commentary

Overall yields remain well below average, which in our view necessitates active management to help control risk and maximize total returns. To that end, we are maintaining a relatively modest stance in the Capital Core Bond, Capital Core Municipal and Capital California Core Municipal Funds in terms of both credit quality and interest rate exposure.

Given that ongoing economic issues in both the U.S. and Europe will take some time to address, we see no immediate catalyst for a sudden spike in inflation or interest rates. However, there is no reason for unnecessary exposure to the long end of the yield curve right now, given that the risk/reward trade-off is so unattractive.

In the Capital Core Bond Fund we have emphasized mortgage-backed securities, because of the favorable valuations we identified. We also increased our exposure to corporate securities, while lightening up on Treasuries.

In the Capital Core Municipal, Capital Short-Term Municipal, Capital California Core Municipal and Capital California Short-Term Municipal Funds we remain focused on revenue-generating issues backed by reliable and identifiable income streams. We are also widely diversified across geographies and sectors.

The Federal Reserve continues to do what it can to shore up the economy, though it may be running out of tools at its disposal. The Fed’s latest action came in September. Dubbed Operation Twist, this policy calls for selling $400 billion in short-term Treasuries from October through next June and reinvesting the proceeds into longer-term bonds. The hope is that this will lower long-term rates without materially impacting the short end of the yield curve. By helping to push down rates on mortgages and business loans, the Fed is betting that consumers and companies will spend more money, igniting economic activity

Despite the low absolute yields, high-quality bonds continue to effectively offset equity volatility, providing an added degree of safety in what is likely to remain a volatile environment.

Sincerely yours,

/s/ John B. Emerson

John B. Emerson
President

/s/ Shelby Notkin

Shelby Notkin
Equity Portfolio Manager

/s/ John R. Queen

John R. Queen
Fixed-Income Portfolio Manager

Capital Core Municipal Fund
October 31, 2011

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2011, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital Core Municipal Fund(2)	Barclays Capital 1-10 Year Inter-Short Muni Index(1)
4/13/2010	$10,000	$10,000
4/30/2010	10,042	10,063
5/31/2010	10,112	10,131
6/30/2010	10,127	10,159
7/31/2010	10,252	10,281
8/31/2010	10,438	10,421
9/30/2010	10,396	10,380
10/31/2010	10,363	10,377
11/30/2010	10,251	10,304
12/31/2010	10,121	10,215
1/31/2011	10,068	10,198
2/28/2011	10,180	10,281
3/31/2011	10,168	10,280
4/30/2011	10,299	10,397
5/31/2011	10,449	10,504
6/30/2011	10,467	10,521
7/31/2011	10,566	10,600
8/31/2011	10,686	10,735
9/30/2011	10,684	10,733
10/31/2011	10,630	10,685
[end mountain chart]

 1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
 2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	20.85%
AA/Aa	46.63
A/A2	27.13
BAA/Baa	4.18
Unrated	1.20

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Core Municipal Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 93.28%
Alabama - 2.73%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,136	0.45%
5.00%, 05/01/17	1,000	1,175	0.47
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,116	0.85
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,230	0.89
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	166	0.07

		6,823	2.73

Alaska - 0.04%
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	103	0.04

		103	0.04

Arizona - 3.67%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 0.99%, 02/01/421	140	131	0.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	218	0.09
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,119	0.45
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12 @ 100), 5.00%, 07/01/251	100	103	0.04
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,130	0.45
5.00%, 07/01/20	2,800	3,166	1.27
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	146	0.06
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,145	1.26

		9,158	3.67

California - 6.86%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,513	0.61
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	110	0.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	140	0.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	844	0.34
California Muni. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 07/01/18	1,000	1,044	0.42
California Muni. Fin. Auth., Res. Recovery Rev. Imps. Bonds (Mandatory Put 01/03/12 @ 100), 0.90%, 09/01/211	320	320	0.13
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 11/01/11 @ 100), 1.125%, 08/01/241,2	500	500	0.20
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,338	0.94
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	106	0.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,236	0.90
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	112	0.05
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	1,043	0.42
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	103	0.04
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	600	710	0.28
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	110	0.04
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.879%, 07/01/191	100	81	0.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,153	0.86
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	103	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	610	650	0.26
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	1,390	1,504	0.60
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	197	0.08
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	634	0.25
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	112	0.05
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	101	0.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	116	0.05
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	221	0.09

		17,106	6.86

Colorado - 1.70%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	218	0.09
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	339	0.14
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	162	0.07
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	136	0.05
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,247	0.90
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,128	0.45

		4,230	1.70

District of Columbia - 1.25%
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,693	1.08
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/12	200	208	0.08
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	223	0.09

		3,124	1.25

Florida - 15.16%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/13	850	897	0.36
5.00%, 06/01/16	635	688	0.28
5.25%, 06/01/17	3,000	3,284	1.32
6.00%, 06/01/16	300	337	0.14
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,130	0.45
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	117	0.05
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	111	0.04
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,125	0.45
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,351	0.54
5.00%, 11/15/17	2,000	2,264	0.91
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	104	0.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,230	0.49
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	317	0.13
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	116	0.05
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	985	1,062	0.43
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,345	1,447	0.58
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	650	701	0.28
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	162	0.06
5.00%, 07/01/15	1,400	1,529	0.61
5.00%, 07/01/16	2,000	2,203	0.88
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	678	0.27
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	594	0.24
5.00%, 07/01/16	2,000	2,302	0.92
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,672	0.67
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,035	0.42
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,109	0.44
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/14	100	105	0.04
5.00%, 01/15/20	300	355	0.14
5.00%, 01/15/23	300	345	0.14
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	214	0.09
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,031	0.81
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	213	0.09
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	205	0.08
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,506	0.60
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	443	0.18
3.00%, 07/01/16	2,050	2,127	0.85
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	106	0.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 10/01/12	100	103	0.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	104	0.04
5.00%, 10/01/17	1,000	1,173	0.47
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	225	0.09
Saint Johns County School Board, School Imps. Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	205	0.08
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	291	0.12
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	512	0.21

		37,828	15.16

Georgia - 4.19%
Appling County Dev. Auth., Rev. Bonds (Mandatory Put 03/01/13 @ 100), Series A, 2.50%, 01/01/381	1,100	1,114	0.45
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	350	0.14
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,420	0.57
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,077	0.83
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	215	0.09
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 06/01/12	600	616	0.25
5.00%, 03/01/16	1,000	1,163	0.47
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	103	0.04
5.00%, 06/01/18	400	470	0.19
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	114	0.04
Main Street Natural Gas Inc., Energy Res. Auth. Imps. Rev. Bonds, Series B, 5.00%, 03/15/12	125	126	0.05
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,160	0.46
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	572	0.23
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series D, 4.00%, 01/01/12	300	302	0.12
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	105	0.04
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	557	0.22

		10,464	4.19

Hawaii - 0.51%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	721	0.29
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	500	554	0.22

		1,275	0.51

Illinois - 4.64%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	110	0.04
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,799	0.72
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,119	0.45
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	212	0.09
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	302	0.12
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	185	199	0.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	111	0.04
Illinois Fin. Auth., Rec. Facs. Imps. Rev. Bonds (Mandatory Put 11/01/11 @ 100), 4.05%, 11/01/361	250	250	0.10
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	70	70	0.03
4.10%, 07/01/13	245	247	0.10
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,105	0.44
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,166	0.87
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	103	0.04
5.375%, 06/01/13	100	106	0.04
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,402	0.56
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,183	0.88
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	106	0.04

		11,590	4.64

Indiana - 1.33%
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.50%, 11/15/11	100	100	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	107	0.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,478	0.59
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	300	313	0.13
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,151	0.46
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	170	0.07

		3,319	1.33

Iowa - 0.14%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	358	0.14

		358	0.14

Kansas - 0.05%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	115	0.05

		115	0.05

Kentucky - 0.97%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.754%, 05/01/201	1,255	1,242	0.50
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,080	1,170	0.47

		2,412	0.97

Louisiana - 0.63%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	334	0.13
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	247	0.10
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.89%, 05/01/431	1,000	1,002	0.40

		1,583	0.63

Maryland - 0.09%
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	114	0.05
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	104	0.04

		218	0.09

Massachusetts - 2.47%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	186	0.07
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	115	0.05
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,076	0.43
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,088	0.44
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,319	0.53
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	116	0.05
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,159	0.46
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	106	0.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	880	892	0.36
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	112	0.04

		6,169	2.47

Michigan - 2.51%
Kent Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (Mandatory Put 01/15/12 @ 100), 5.00%, 01/15/471	500	505	0.20
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 11/15/13	100	104	0.04
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,772	0.71
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,327	0.53
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	319	0.13
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	101	0.04
5.00%, 04/01/16	150	174	0.07
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	220	0.09
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,635	0.66
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	112	0.04

		6,269	2.51

Minnesota - 0.43%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	995	1,064	0.43

		1,064	0.43

Mississippi - 1.24%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,235	2,487	1.00
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.70%, 05/01/371	600	600	0.24

		3,087	1.24

Missouri - 0.16%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	75	73	0.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	208	0.08
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	121	0.05

		402	0.16

Nebraska - 0.48%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	1,125	1,201	0.48

		1,201	0.48

Nevada - 3.13%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	114	0.05
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	371	0.15
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,595	0.64
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, Series E-2, 5.00%, 07/01/12	2,000	2,056	0.82
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,208	0.89
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,456	0.58

		7,800	3.13

New Jersey - 4.00%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,078	0.43
5.00%, 12/15/17	2,000	2,280	0.91
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	112	0.05
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	106	0.04
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,105	0.44
5.00%, 12/01/17	1,420	1,586	0.64
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	559	0.22
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	800	866	0.35
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,297	0.92

		9,989	4.00

New Mexico - 0.47%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.005%, 12/01/281	1,180	1,183	0.47

		1,183	0.47

New York - 5.89%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,331	0.93
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	111	0.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,366	0.55
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,076	0.83
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,265	0.91
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	117	0.05
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	221	0.09
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,596	1.04
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 02/15/16	300	344	0.14
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,145	0.46
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	1,850	2,123	0.85

		14,695	5.89

North Carolina - 1.66%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	124	0.05
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	200	237	0.10
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	200	0.08
Raleigh Durham Airport Authority, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,926	1.17
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	106	0.04
5.00%, 03/01/17	300	350	0.14
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	205	0.08

		4,148	1.66

Ohio - 3.62%
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,109	0.44
5.00%, 09/01/19	2,000	2,208	0.89
5.00%, 09/01/20	1,030	1,126	0.45
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, 5.75%, 06/01/331	1,000	1,113	0.45
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,097	0.44
Ohio Higher Educ. Fac. Commission, Health Care Facs. Rev. Ref. Bonds, Series A, 2.25%, 01/15/12	100	100	0.04
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,745	0.70
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 02/15/13	500	529	0.21

		9,027	3.62

Oklahoma - 0.09%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	214	0.09

		214	0.09

Oregon - 0.44%
Oregon State Dept. of Administrative Services, Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,103	0.44

		1,103	0.44

Pennsylvania - 3.31%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,366	1.35
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	225	0.09
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	101	0.04
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,758	0.71
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	101	0.04
5.00%, 03/01/14	200	220	0.09
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,929	0.77
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	325	0.13
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	232	0.09

		8,257	3.31

Puerto Rico - 0.09%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	106	0.04
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	129	0.05

		235	0.09

South Carolina - 1.84%
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	320	0.13
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
3.50%, 08/01/13	125	128	0.05
5.00%, 08/01/18	1,025	1,117	0.45
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	1,200	1,288	0.52
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	126	0.05
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,497	0.60
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111	0.04

		4,587	1.84

Tennessee - 0.53%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	140	0.06
5.00%, 12/01/18	100	119	0.05
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	985	1,063	0.42

		1,322	0.53

Texas - 8.81%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	158	0.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,788	0.72
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,349	0.94
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	104	0.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	117	0.05
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	111	0.04
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,820	0.73
4.00%, 12/01/16	955	1,075	0.43
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	108	0.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	524	0.21
5.00%, 11/15/18	275	325	0.13
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	103	0.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.73%, 07/01/311	300	300	0.12
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	114	0.05
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	110	0.04
5.00%, 05/15/18	1,000	1,141	0.46
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	113	0.05
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	116	0.05
6.00%, 01/01/21	100	115	0.05
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	106	0.04
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	2,000	2,038	0.82
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	106	0.04
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,596	1.04
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	106	0.04
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	175	175	0.07
5.00%, 02/15/14	100	108	0.04
5.00%, 08/15/23	100	106	0.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,592	0.64
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,729	0.69
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	965	969	0.39
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/16	650	750	0.30
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	693	0.28
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	104	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	109	0.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	112	0.05

		21,990	8.81

Utah - 0.13%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	110	0.04
5.00%, 07/01/16	200	219	0.09

		329	0.13

Virginia - 0.38%
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	240	0.10
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	291	0.12
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	208	0.08
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	103	0.04
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	107	0.04

		949	0.38

Washington - 3.69%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,260	0.91
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	111	0.04
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	111	0.05
5.00%, 07/01/15	500	550	0.22
5.00%, 07/01/17	1,000	1,129	0.45
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,350	1,590	0.64
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	168	0.07
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,713	0.69
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	109	0.04
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (AGM Insured), 5.25%, 12/01/11	100	101	0.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E, (NATL-RE Insured), 5.00%, 01/01/14	100	109	0.04
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,249	0.50

		9,200	3.69

Wisconsin - 3.95%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,299	0.52
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	6,000	6,066	2.43
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured), 5.00%, 05/01/18	700	825	0.33
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	224	0.09
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	109	0.05
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,328	0.53

		9,851	3.95

Total bonds & notes (cost: $227,053,000)		232,777	93.28

Short-term securities - 6.50%
Albermarle County Econ. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 0.18%, 03/01/391	1,000	1,000	0.40
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.21%, 12/01/311	1,000	1,000	0.40
Colorado Educ. & Cultural Facs. Auth., Econ. Imps. Misc. Rev. Bonds:1
0.18%, 07/01/29	900	900	0.36
0.18%, 09/01/37	800	800	0.32
Fairfax County Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-2, 0.14%, 05/15/351	1,520	1,520	0.61
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:1
0.11%, 08/01/43	800	800	0.32
0.18%, 08/01/43	600	600	0.24
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.14%, 08/15/441	1,800	1,800	0.73
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.14%, 08/15/331	800	800	0.32
Maryland Econ. Dev. Corp., Misc. Rev. Ref. Bonds, 0.25%, 07/01/381	1,700	1,700	0.68
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series K, 0.17%, 07/01/371	1,600	1,600	0.64
Montana Fac. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.15%, 12/01/251	600	600	0.24
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.25%, 07/01/381	1,200	1,200	0.48
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.13%, 07/01/431	1,200	1,200	0.48
Pinellas County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 0.12%, 11/01/381	700	700	0.28

Total Short-term securities (cost: $16,220,000)		16,220	6.50

Total investment securities (cost: $243,273,000)		$248,997	99.78%
Other assets less liabilities		549	0.22

Net assets		$249,546	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2011, the aggregate market value of these securities amounted to $500,045, representing 0.20% of net assets of which $500,045 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements

Capital Short-Term Municipal Fund
October 31, 2011

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2011, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital Short-Term Municipal Fund(2)	Barclays Capital 1-5 Year Short Municipal Index(1)
4/13/2010	$10,000	$10,000
4/30/2010	10,021	10,036
5/31/2010	10,066	10,078
6/30/2010	10,083	10,102
7/31/2010	10,160	10,182
8/31/2010	10,238	10,234
9/30/2010	10,218	10,210
10/31/2010	10,217	10,219
11/30/2010	10,156	10,176
12/31/2010	10,102	10,142
1/31/2011	10,089	10,145
2/28/2011	10,118	10,178
3/31/2011	10,136	10,211
4/30/2011	10,196	10,266
5/31/2011	10,265	10,323
6/30/2011	10,294	10,349
7/31/2011	10,343	10,397
8/31/2011	10,403	10,459
9/30/2011	10,381	10,445
10/31/2011	10,351	10,411
[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	32.64%
AA/Aa	46.53
A/A2	18.80
Unrated	2.03

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Short-Term Municipal Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 83.93%
Alabama - 1.63%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,137	0.82%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,115	0.81

		2,252	1.63

Arizona - 3.59%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	403	0.29
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	217	0.16
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,688	1.95
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	621	0.45
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/16	875	1,027	0.74

		4,956	3.59

California - 6.91%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	475	0.34
California State Dept. of Water Res., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,134	0.82
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,000	1,174	0.85
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	637	0.46
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	343	0.25
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	534	0.39
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	505	0.37
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	185	197	0.14
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	415	449	0.33
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/15	1,000	1,117	0.81
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/14	1,000	1,104	0.80
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	750	837	0.61
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	1,000	1,020	0.74

		9,526	6.91

Colorado - 3.20%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	103	0.07
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	459	0.33
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
5.00%, 01/01/15	1,000	1,105	0.80
5.00%, 07/01/39	1,000	1,119	0.81
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	551	0.40
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,083	0.79

		4,420	3.20

Connecticut - 0.35%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	483	0.35

		483	0.35

District of Columbia - 1.03%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	109	0.08
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,205	0.87
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	104	0.08

		1,418	1.03

Florida - 11.36%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,068	0.77
5.00%, 06/01/16	790	856	0.62
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	613	0.44
City of Tampa Florida, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	250	0.18
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	400	401	0.29
5.00%, 11/15/15	750	836	0.61
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,460	1.06
5.00%, 10/01/17	450	532	0.39
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 4.00%, 10/01/14	250	265	0.19
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,579	1.14
County of Miami-Dade, School Board Certs. of Part. Lease Rev. Ref. Bonds, Series A, 5.00%, 05/01/311	1,000	1,076	0.78
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	650	699	0.51
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	350	378	0.27
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,583	1.15
5.00%, 07/01/16	190	209	0.15
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	300	324	0.24
Florida State Board of Edu., G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 06/01/14	935	1,038	0.75
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	550	622	0.45
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,109	0.80
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	105	0.08
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	104	0.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	559	0.41

		15,666	11.36

Georgia - 1.86%
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/17	500	568	0.41
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 4.00%, 01/01/14	1,000	1,062	0.77
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 03/01/16	600	698	0.51
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series X (NATL-RE IBC Insured), 6.50%, 01/01/12	20	20	0.01
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	215	0.16

		2,563	1.86

Hawaii - 0.08%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	113	0.08

		113	0.08

Illinois - 6.95%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	362	0.26
4.00%, 01/01/16	1,000	1,074	0.78
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/341	450	491	0.36
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	355	0.26
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,499	1.09
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,078	0.78
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	777	0.56
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	108	0.08
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,125	0.82
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,166	0.84
State of Illinois, Rec. Fac. Imps. Misc. Taxes Rev. Bonds (AMBAC Insured), 6.25%, 12/15/11	40	40	0.03
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,508	1.09

		9,583	6.95

Indiana - 0.17%
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	235	0.17

		235	0.17

Kansas - 0.35%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	257	0.18
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	230	0.17

		487	0.35

Kentucky - 2.10%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.754%, 05/01/201	1,395	1,380	1.00
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	390	423	0.31
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,095	0.79

		2,898	2.10

Louisiana - 1.81%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,750	1,893	1.37
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	107	0.08
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 0.89%, 05/01/431	500	501	0.36

		2,501	1.81

Massachusetts - 1.47%
Commonwealth of Massachusetts, G.O. Misc. Taxes Public Imps. Bonds, Series B, 5.00%, 07/01/13	100	107	0.08
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	112	0.08
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	687	0.50
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series H, 5.00%, 07/01/17	600	648	0.47
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	113	0.08
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	253	0.18
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	112	0.08

		2,032	1.47

Michigan - 1.99%
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	511	0.37
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,146	0.83
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	1,000	1,082	0.79

		2,739	1.99

Minnesota - 0.51%
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	600	705	0.51

		705	0.51

Mississippi - 0.29%
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.70%, 05/01/371	400	400	0.29

		400	0.29

Nebraska - 0.48%
Nebraska Public Power Dist., Misc. Rev. Ref. Bonds, Series A, 4.00%, 01/01/14	625	667	0.48

		667	0.48

Nevada - 2.20%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	300	343	0.25
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/15	450	502	0.36
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,197	1.59

		3,042	2.20

New Jersey - 3.88%
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,129	0.82
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	112	0.08
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	526	0.38
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,087	0.79
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	552	0.40
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	300	335	0.24
New Jersey Trans. Trust Fund Auth., Transit Imps. Rev. Bonds, Series C (Pre-refunded with St. & Loc. Govt. Series to 06/15/13 @100), 5.50%, 06/15/21	430	466	0.34
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,148	0.83

		5,355	3.88

New Mexico - 0.95%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 1.005%, 12/01/281	1,310	1,313	0.95

		1,313	0.95

New York - 5.88%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,135	0.82
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,168	0.85
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,134	0.82
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A, 4.00%, 11/15/14	1,000	1,090	0.79
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	449	0.32
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	212	0.15
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, Series B, 5.25%, 07/01/321	1,000	1,072	0.78
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	369	0.27
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,485	1.08

		8,114	5.88

North Carolina - 1.26%
City of Fayetteville, Multiple Util. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/14	100	110	0.08
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	157	0.11
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	525	589	0.43
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	620	0.45
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	256	0.19

		1,732	1.26

Ohio - 1.70%
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,079	0.78
5.00%, 09/01/15	500	546	0.40
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	670	718	0.52

		2,343	1.70

Oklahoma - 0.45%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	134	0.10
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 0.89%, 01/01/231	495	491	0.35

		625	0.45

Pennsylvania - 2.60%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,122	0.81
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	851	0.62
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	248	0.18
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	256	0.19
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,105	0.80

		3,582	2.60

South Carolina - 1.18%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	725	778	0.56
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	225	227	0.17
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	506	0.37
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	111	0.08

		1,622	1.18

Tennessee - 0.08%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	112	0.08

		112	0.08

Texas - 7.78%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	208	0.15
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,156	0.84
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	106	0.08
County of Harris, Highway Imps. Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	520	0.38
Dallas Area Rapid Transit, Sales Tax. Rev. Ref. Bonds, Series A, 5.00%, 12/01/14	975	1,101	0.80
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.67%, 07/01/311	200	200	0.14
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	300	330	0.24
5.00%, 05/15/15	500	562	0.41
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	110	0.08
State of Texas, Cash Flow Mgmt. General Rev. Notes, Series A, 2.50%, 08/30/12	1,000	1,019	0.74
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	730	0.53
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	350	0.25
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	500	547	0.40
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,113	0.81
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series C, 2.60%, 07/01/20	320	321	0.23
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	212	0.15
5.00%, 03/15/15	715	809	0.58
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	258	0.19
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,081	0.78

		10,733	7.78

Virginia - 0.08%
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	104	0.08

		104	0.08

Washington - 5.87%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	553	0.40
5.00%, 07/01/15	1,250	1,375	1.00
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,138	0.82
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 06/01/14	750	822	0.60
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	546	0.40
5.00%, 12/01/15	1,000	1,153	0.84
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,166	0.84
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	708	0.51
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	595	638	0.46

		8,099	5.87

Wisconsin - 3.89%
State of Wisconsin, Cash Flow Mgmt. General Rev. Notes, 2.00%, 06/15/12	4,000	4,044	2.93
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	821	0.59
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	506	0.37

		5,371	3.89

Total bonds & notes (cost: $113,932,000)		115,791	83.93

Short-term securities - 18.73%
Breckinridge County Kentucky Rev. Bonds, 0.14%, 02/01/321	2,045	2,045	1.48
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B, 0.20%, 10/01/261	500	500	0.36
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.11%, 09/01/381	1,700	1,700	1.23
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.09%, 04/01/331	300	300	0.22
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.11%, 11/01/261	500	500	0.36
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.08%, 08/15/361	500	500	0.36
Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 0.08%, 01/15/261	1,140	1,140	0.83
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series E-2, 0.11%, 08/01/201	800	800	0.58
City of New York, G.O. Public Imps. Prop. Tax Bonds,Sub-Series H-4, 0.10%, 03/01/341	100	100	0.07
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Ref. Bonds, 0.18%, 09/01/331	1,610	1,610	1.17
County of Christian Kentucky, Public Imps. Lease Rev. Bonds, Series A, 0.14%, 06/01/381	1,275	1,275	0.92
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.18%, 08/01/431	500	500	0.36
Indiana Dev. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.14%, 11/01/351	1,300	1,300	0.94
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.14%, 02/15/351	675	675	0.49
Irvine Ranch Water Dist., G.O. Water Util. Imps. Prop. Tax Rev. Bonds, Series B, 0.11%, 10/01/411	1,200	1,200	0.87
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.14%, 08/15/331	600	600	0.44
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series U-6C, 0.13%, 10/01/421	900	900	0.65
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A-2, 0.11%, 10/01/351	1,000	1,000	0.73
Missouri State Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B-1, 0.13%, 10/01/351	990	990	0.72
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.25%, 07/01/381	1,095	1,095	0.79
New Hampshire Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.15%, 06/01/311	2,000	2,000	1.45
New Hampshire Health & Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series B, 0.15%, 06/01/411	800	800	0.58
New York City Trust for Cultural Ress., Misc. Rev. Ref. Bonds, Series A-1, 0.14%, 12/01/351	1,610	1,610	1.17
Ohio St. Water Dev. Auth., Ind. Rev. Ref. Bonds, Series B, 0.14%, 12/01/331	400	400	0.29
Orange County School Board, Certs. of Part. Lease Ref. Bonds, Series E, 0.14%, 08/01/221	1,200	1,200	0.87
Utah Transit Auth., Transit Imps. Sales Tax Rev. Bonds, Sub-Series B, 0.14%, 06/15/361	1,100	1,100	0.80

Total Short-term securities (cost: $25,840,000)		25,840	18.73

Total investment securities (cost: $139,772,000)		141,631	102.66
Other assets less liabilities		(3,667)	(2.66)

Net assets		$137,964	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Rec.	= Recreational
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Withhldg.	= Withholding

See Notes to Financial Statements

Capital California Core Municipal Fund
October 31, 2011

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital California Core Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2011, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital California Core Municipal Fund(2)	Barclays Capital CA 1-10 Yr Inter-Short Muni Index(1)
4/13/2010	$10,000	$10,000
4/30/2010	10,031	10,097
5/31/2010	10,068	10,142
6/30/2010	10,089	10,172
7/31/2010	10,181	10,311
8/31/2010	10,323	10,461
9/30/2010	10,286	10,417
10/31/2010	10,261	10,406
11/30/2010	10,156	10,306
12/31/2010	10,030	10,217
1/31/2011	9,986	10,206
2/28/2011	10,105	10,299
3/31/2011	10,083	10,309
4/30/2011	10,222	10,418
5/31/2011	10,340	10,529
6/30/2011	10,376	10,562
7/31/2011	10,444	10,644
8/31/2011	10,565	10,761
9/30/2011	10,584	10,750
10/31/2011	10,528	10,697
[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	23.01%
AA/Aa	40.45
A/A2	29.63
BAA/Baa	5.95
Unrated	0.97

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital California Core Municipal Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 89.34%
California - 86.99%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,513	0.96%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/22	225	222	0.14
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	458	0.29
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	635	0.40
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,166	0.74
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	115	0.07
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,073	0.68
5.00%, 02/01/21	550	643	0.41
5.00%, 10/01/21	700	757	0.48
5.00%, 11/01/21	525	553	0.35
5.50%, 04/01/29	300	316	0.20
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	557	0.35
5.00%, 01/01/18	125	150	0.09
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 01/01/24	100	114	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	316	0.20
5.00%, 10/01/22	770	853	0.54
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	106	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	1,275	1,352	0.86
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	100	100	0.06
5.00%, 11/15/21	1,000	1,044	0.66
5.375%, 07/01/21	1,500	1,558	0.99
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	325	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,519	0.96
5.00%, 11/15/20	500	564	0.36
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	227	0.14
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	110	0.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109	0.07
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	200	201	0.13
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	205	0.13
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	125	125	0.08
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	105	0.07
4.50%, 10/01/26	100	104	0.07
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	113	0.07
5.00%, 02/01/19	100	111	0.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,338	0.85
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	265	281	0.18
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	164	0.10
California Muni. Fin. Auth., Res. Recovery Rev. Imps. Bonds (Mandatory Put 01/03/12 @ 100), 0.90%, 09/01/211	1,130	1,130	0.72
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 11/01/11 @ 100), 1.125%, 08/01/241,2	500	500	0.32
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101), 5.375%, 05/01/22	100	104	0.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.50%, 05/01/15	875	907	0.57
5.50%, 05/01/16	125	130	0.08
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,481	0.94
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	233	0.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,348	1.49
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	117	0.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	264	0.17
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	233	0.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/17	500	584	0.37
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,467	0.93
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	113	0.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	10	0.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,151	0.73
5.00%, 12/01/23	200	226	0.14
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	217	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	218	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	336	0.21
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	211	0.13
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,497	0.95
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,282	0.81
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,469	0.93
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	224	0.14
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	211	0.13
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,078	0.68
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	880	0.56
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,794	1.77
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	104	0.07
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	362	0.23
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 04/01/13	700	744	0.47
5.00%, 04/01/19	600	687	0.44
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,247	0.79
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	510	0.32
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	500	541	0.34
5.00%, 07/01/16	100	110	0.07
5.00%, 11/01/19	1,000	1,104	0.70
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	918	0.58
5.00%, 06/15/13	2,100	2,237	1.42
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	108	0.07
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	263	0.17
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	2,093	1.33
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/16	500	558	0.35
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	224	0.14
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	217	0.14
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	500	0.32
4.375%, 09/02/21	700	705	0.45
City of Irvine California, Special Assessment Ref. Bonds:
4.50%, 09/02/22	250	251	0.16
4.75%, 09/02/23	250	253	0.16
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	117	0.07
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,336	0.85
5.00%, 05/15/20	500	592	0.37
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 06/01/17	1,000	1,122	0.71
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,147	0.73
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.08
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	106	0.07
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,012	0.64
4.00%, 09/01/16	1,000	1,021	0.65
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	779	0.49
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	290	0.18
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,112	0.70
County of Alameda, Certs. of Part. Lease Ref. Bonds, Series A (NATL-RE Insured), 4.25%, 12/01/11	200	201	0.13
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	225	0.14
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	520	0.33
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	108	0.07
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	112	0.07
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,427	0.90
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	160	0.10
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	43	0.03
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	117	0.07
5.25%, 11/01/25	100	108	0.07
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	776	0.49
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	117	0.07
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	112	0.07
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	111	0.07
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	582	0.37
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,187	0.75
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	212	0.13
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	1,000	0.63
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	801	0.51
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	270	0.17
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	355	0.22
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 07/01/19	500	592	0.38
5.25%, 07/01/23	200	230	0.15
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	233	0.15
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 08/01/13	100	108	0.07
5.00%, 08/01/26	100	110	0.07
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,164	0.74
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	108	0.07
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	51	0.03
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	220	0.14
5.00%, 07/01/24	100	111	0.07
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	112	0.07
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/20	1,000	1,206	0.76
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/20	200	221	0.14
5.00%, 07/01/15	500	573	0.36
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series C, 5.00%, 07/01/23	250	284	0.18
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	107	0.07
5.00%, 01/01/27	200	221	0.14
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series C, 5.00%, 07/01/29	100	109	0.07
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	460	0.29
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	440	0.28
Mountain View Shoreline Regional Park Community, Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	451	0.29
5.00%, 08/01/20	375	400	0.25
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	173	0.11
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	105	0.07
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	853	0.54
5.00%, 07/01/23	745	823	0.52
5.50%, 07/01/21	1,000	1,173	0.74
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	232	0.15
5.00%, 07/01/19	200	234	0.15
Poway Unified School Dist. Public Fncg. Auth., Special Tax:
3.375%, 09/15/17	500	500	0.32
3.75%, 09/15/18	770	770	0.49
Rancho Mirage Joint Powers Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/27	100	94	0.06
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	103	0.07
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	106	0.07
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	130	0.08
5.00%, 08/15/17	305	325	0.21
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	695	752	0.48
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	972	0.62
5.00%, 07/01/20	700	795	0.50
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	614	0.39
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	894	0.57
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	375	435	0.28
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	227	0.14
5.00%, 05/15/22	100	113	0.07
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.50%, 05/15/14	1,000	1,090	0.69
5.125%, 05/15/29	100	108	0.07
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	108	0.07
4.00%, 08/01/20	100	108	0.07
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	598	0.38
5.00%, 07/01/22	800	934	0.59
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	2,500	2,583	1.64
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	110	0.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	463	0.29
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	336	0.21
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	944	0.60
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A, 3.00%, 11/01/12	100	103	0.07
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	274	0.17
5.00%, 08/01/18	275	284	0.18
5.25%, 08/01/19	290	302	0.19
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	483	0.31
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	394	0.25
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,133	0.72
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	51	0.03
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	446	0.28
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds,, 6.00%, 09/01/20	750	823	0.52
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	312	0.20
Santa Clara Valley Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	102	0.06
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	616	0.39
4.25%, 09/01/21	1,560	1,532	0.97
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	977	0.62
5.00%, 08/15/20	1,000	1,024	0.65
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.97%, 11/01/141	1,300	1,300	0.82
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	236	0.15
5.00%, 07/01/20	1,550	1,814	1.15
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	540	0.34
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/16	1,500	1,725	1.09
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	112	0.07
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/13	125	135	0.09
5.25%, 07/01/14	1,175	1,311	0.83
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	303	0.19
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,009	1.27
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	113	0.07
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	325	0.21
5.25%, 02/01/14	400	429	0.27
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	3,025	1.92
State of California, G.O. General Fund Ref. Notes:
5.00%, 03/01/12	140	142	0.09
5.00%, 08/01/20	375	412	0.26
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	101	0.06
State of California, G.O. Housing Imps. Prop. Tax Bonds, 5.125%, 11/01/11	100	100	0.06
State of California, G.O. Prop. Tax Ref. Bonds, 5.25%, 10/01/20	650	735	0.47
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	110	0.07
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	116	0.07
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	300	306	0.19
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,197	1.39
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,235	1.42
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,225	0.78
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	675	689	0.44
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A:
4.00%, 07/01/17	1,100	1,121	0.71
5.00%, 07/01/17	950	1,104	0.70
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	327	0.21
State of California, General Fund Cash Flow Mgmt. Rev. Notes, Series A2, 2.00%, 06/26/12	1,000	1,011	0.64
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	110	0.07
5.00%, 01/01/22	1,000	1,106	0.70
5.25%, 01/01/24	100	111	0.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	576	0.36
5.00%, 01/01/22	700	784	0.50
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A:
2.00%, 01/01/12	700	702	0.44
3.00%, 01/01/13	1,000	1,026	0.65
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	141	0.09
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	216	0.14
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	559	0.35
5.00%, 05/15/20	500	594	0.38
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	204	0.13

		137,269	86.99

District of Columbia - 0.07%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	116	0.07

		116	0.07

Florida - 0.34%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	536	0.34

		536	0.34

Georgia - 0.07%
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	100	108	0.07

		108	0.07

Iowa - 0.07%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	112	0.07

		112	0.07

Michigan - 0.07%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	104	0.07

		104	0.07

Puerto Rico - 1.66%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,557	0.99
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,056	0.67

		2,613	1.66

Texas - 0.07%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	111	0.07

		111	0.07

Total bonds & notes (cost: $138,029,000)		140,969	89.34

Short-term securities - 12.16%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.20%, 10/01/261	1,720	1,720	1.09
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.11%, 09/01/381	630	630	0.40
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.20%, 04/01/421	2,000	2,000	1.27
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.21%, 12/01/361	1,000	1,000	0.63
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.10%, 11/01/261	900	900	0.57
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.08%, 08/15/361	1,400	1,400	0.89
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.10%, 08/15/271	1,000	1,000	0.63
California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.21%, 07/01/341	1,040	1,040	0.66
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.20%, 09/02/311	4,300	4,300	2.73
Irvine Ranch Water Dist., G.O. Water Util. Imps. Prop. Tax Rev. Bonds, Series B, 0.11%, 10/01/411	1,900	1,900	1.20
Irvine Ranch Water Dist., Water Util. Imps. Prop. Tax Rev. Bonds, 0.20%, 04/01/331	400	400	0.25
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-1, 0.12%, 07/01/231	2,900	2,900	1.84

Total Short-term securities (cost: $19,190,000)		19,190	12.16

Total investment securities (cost: $157,219,000)		160,159	101.50
Other assets less liabilities		(2,364)	(1.50)

Net assets		$157,795	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2011, the aggregate market value of these securities amounted to $500,045, representing 0.32% of net assets of which $500,045 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation

Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
REFCORP	= Resolution Funding Corporation
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
October 31, 2011

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital California Short-Term Municipal Fund grew between April 13, 2010, when the fund began operations, and October 31, 2011, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital California Short-Term Municipal Fund(2)	Barclays Capital CA Short Municipal Bond Index(1)
4/13/2010	$10,000	$10,000
4/30/2010	10,020	10,052
5/31/2010	10,054	10,086
6/30/2010	10,059	10,113
7/31/2010	10,136	10,201
8/31/2010	10,191	10,264
9/30/2010	10,169	10,238
10/31/2010	10,167	10,244
11/30/2010	10,115	10,177
12/31/2010	10,052	10,141
1/31/2011	10,029	10,150
2/28/2011	10,067	10,190
3/31/2011	10,083	10,226
4/30/2011	10,141	10,276
5/31/2011	10,197	10,334
6/30/2011	10,212	10,374
7/31/2011	10,248	10,419
8/31/2011	10,295	10,472
9/30/2011	10,283	10,452
10/31/2011	10,239	10,429
[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	35.49%
AA/Aa	41.38
A/A2	17.94
Unrated	5.19

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital California Short-Term Municipal Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 71.23%
California - 67.91%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$504	0.66%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	220	0.29
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	530	0.69
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	250	266	0.35
4.00%, 02/01/17	100	112	0.15
5.00%, 04/01/14	100	108	0.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	557	0.73
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	157	0.20
4.00%, 04/01/16	300	324	0.42
4.00%, 04/01/17	200	216	0.28
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	225	0.29
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	900	954	1.25
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/16	225	247	0.32
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	317	0.41
5.00%, 08/15/14	100	109	0.14
5.00%, 11/15/16	250	282	0.37
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	161	0.21
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	220	0.29
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	109	0.14
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	100	100	0.13
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	500	502	0.65
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	412	0.54
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B:
4.00%, 10/01/15	225	245	0.32
4.00%, 10/01/16	200	219	0.29
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	517	0.68
5.875%, 05/01/16	100	104	0.14
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	259	0.34
5.50%, 05/01/16	400	415	0.54
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	608	0.79
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,467	1.92
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 4.00%, 12/01/11	500	502	0.66
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,152	1.50
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	532	0.70
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	424	0.55
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	569	0.74
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	434	0.57
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	112	0.15
5.00%, 10/01/16	240	266	0.35
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	463	0.60
5.00%, 11/01/17	350	409	0.53
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	531	0.69
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	567	0.74
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	423	0.55
5.00%, 07/01/14	650	704	0.92
5.00%, 11/01/15	300	331	0.43
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	252	0.33
5.00%, 06/15/13	1,020	1,086	1.42
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A:
5.00%, 10/01/15	500	554	0.72
5.00%, 10/01/16	500	558	0.73
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	350	356	0.46
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 3.00%, 06/01/14	150	158	0.21
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	451	0.59
Contra Costa Water Dist., Water Rev. Ref. Bonds, Series A, 3.50%, 10/01/13	500	528	0.69
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1, 6.25%, 06/01/33	135	145	0.19
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	822	1.07
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	136	0.18
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	347	0.45
5.00%, 11/01/18	425	498	0.65
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	212	0.28
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	582	0.76
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	770	915	1.20
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	741	0.97
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	217	0.28
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	420	480	0.63
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	215	0.28
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	102	0.13
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A-1, 4.00%, 07/01/18	500	552	0.72
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	500	550	0.72
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	111	0.15
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	109	0.14
5.00%, 07/01/15	200	229	0.30
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	337	0.44
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	394	0.51
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A, 3.00%, 06/01/13	200	206	0.27
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	525	0.69
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	280	0.37
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	120	128	0.17
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (Pre-refunded with St. & Loc. Govt. Series to 08/15/2013 @ 100), (NATL-RE Insured), 5.00%, 08/15/17	280	303	0.40
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	112	0.15
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	289	0.38
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	283	0.37
5.00%, 07/01/17	300	341	0.45
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	549	0.72
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	1,000	1.31
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	175	203	0.27
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	341	0.44
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	545	0.71
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	130	0.17
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	227	0.30
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	545	0.71
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	105	0.14
5.00%, 11/01/13	400	436	0.57
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	114	0.15
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	305	0.40
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	104	0.14
4.00%, 07/15/13	125	131	0.17
Santa Margarita Water Dist., Special Tax Ref. Bonds, 4.00%, 09/01/17	820	846	1.11
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.97%, 11/01/141	675	675	0.88
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	248	0.32
5.00%, 07/01/16	200	231	0.30
5.00%, 07/01/17	750	877	1.15
5.00%, 07/01/18	200	236	0.31
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	167	0.22
5.00%, 07/01/17	775	907	1.18
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	552	0.72
5.00%, 07/01/16	500	575	0.75
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	103	0.13
5.25%, 07/01/13	225	243	0.32
5.25%, 07/01/14	600	669	0.87
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	281	0.37
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	558	0.73
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	1,000	1.31
State of California, G.O. General Fund Ref. Notes, 5.00%, 04/01/15	500	559	0.73
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	280	0.37
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 06/01/15	200	224	0.29
5.00%, 05/01/16	620	682	0.89
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	221	0.29
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	100	102	0.13
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	659	0.86
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	773	1.01
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	558	0.73
State of California, G.O. Sales Tax Rev. Ref. Bonds:
4.00%, 07/01/16	300	306	0.40
4.00%, 07/01/17	500	510	0.67
State of California, General Fund Cash Flow Mgmt. Rev. Notes, Series A2, 2.00%, 06/26/12	1,000	1,011	1.32
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	110	0.14
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	343	0.45
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	407	0.53
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	231	0.30
West Basin Muni. Water Dist., Water Rev. Certs. of Part. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	103	0.13

		51,971	67.91

Florida - 1.92%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	108	0.14
Citizens Prop. Insurance Corp., Rev. Bonds, 1.79%, 06/01/141	700	702	0.92
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	661	0.86

		1,471	1.92

Louisiana - 0.36%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	250	270	0.36

		270	0.36

Mississippi - 0.72%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	495	551	0.72

		551	0.72

Texas - 0.32%
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, 3.00%, 07/01/17	230	247	0.32

		247	0.32

Total bonds & notes (cost: $53,993,000)		54,510	71.23

Short-term securities - 29.56%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.20%, 10/01/261	285	285	0.37
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 0.08%, 09/01/251	1,300	1,300	1.70
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 0.20%, 09/01/281	765	765	1.00
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.11%, 09/01/381	200	200	0.26
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.20%, 04/01/421	900	900	1.18
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.21%, 12/01/311	1,570	1,570	2.05
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.21%, 12/01/361	500	500	0.65
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.09%, 04/01/331	1,700	1,700	2.22
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.07%, 06/01/251	1,000	1,000	1.31
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.11%, 11/01/261	2,200	2,200	2.88
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.08%, 08/15/361	3,000	3,000	3.92
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 0.08%, 08/15/471	300	300	0.39
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.20%, 09/02/311	1,900	1,900	2.48
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.18%, 07/01/341	2,100	2,100	2.74
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.10%, 07/01/351	1,400	1,400	1.83
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-1, 0.12%, 07/01/231	1,500	1,500	1.96
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-3, 0.11%, 07/01/231	700	700	0.92
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.10%, 07/01/231	1,300	1,300	1.70

Total Short-term securities (cost: $22,620,000)		22,620	29.56

Total investment securities (cost: $76,613,000)		77,130	100.79
Other assets less liabilities		(603)	(0.79)

Net assets		$76,527	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral

Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements

Capital Core Bond Fund
October 31, 2011

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital Core Bond Fund grew between April 13, 2010, when the fund began operations, and October 31, 2011, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital Core Bond Fund(2)	Barclays Capital U.S. Government/Credit 1-10 years ex. BBB Index(1)
4/13/2010	$10,000	$10,000
4/30/2010	10,044	10,060
5/31/2010	10,147	10,146
6/30/2010	10,282	10,283
7/31/2010	10,378	10,386
8/31/2010	10,486	10,504
9/30/2010	10,504	10,545
10/31/2010	10,552	10,589
11/30/2010	10,498	10,519
12/31/2010	10,331	10,388
1/31/2011	10,369	10,422
2/28/2011	10,366	10,414
3/31/2011	10,364	10,409
4/30/2011	10,474	10,521
5/31/2011	10,576	10,639
6/30/2011	10,562	10,624
7/31/2011	10,693	10,768
8/31/2011	10,803	10,900
9/30/2011	10,819	10,899
10/31/2011	10,848	10,915

[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - quality ratings*

AAA/Aaa	76.92%
AA/Aa	6.81
A/A2	10.73
BAA/Baa	5.53
Unrated	0.00

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's Standard & Poor's and/or Fitch as an indication of an issuer's credit-worthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment advisor performs its own credit analysis and assigns comparable ratings that are used for compliance and fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Capital Core Bond Fund
Schedule of Investments
at October 31, 2011

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.92%
U.S. government & government agency bonds & notes - 48.37%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,043	0.73%
1.00%, 09/23/13	2,500	2,529	0.90
2.75%, 03/13/14	2,000	2,108	0.75
1.25%, 09/28/16	1,000	1,001	0.36
Federal Home Loan Banks:
1.125%, 05/18/12	4,000	4,020	1.44
1.75%, 08/22/12	835	845	0.30
Freddie Mac:
0.375%, 10/30/13	500	500	0.18
5.00%, 07/15/14	1,000	1,117	0.40
0.75%, 11/25/14	1,675	1,677	0.60
4.75%, 01/19/16	2,000	2,308	0.82
U.S. Treasury Bonds, 3.75%, 08/15/41	1,235	1,378	0.49
U.S. Treasury Inflation Indexed Bonds:
1.875%, 07/15/13	4,872	5,137	1.83
2.00%, 01/15/14	1,532	1,642	0.59
0.125%, 04/15/16	4,921	5,162	1.84
2.375%, 01/15/17	371	432	0.15
0.625%, 07/15/21	4,136	4,365	1.56
U.S. Treasury Notes:
1.75%, 04/15/13	3,000	3,068	1.10
3.125%, 09/30/13	3,000	3,165	1.13
1.25%, 02/15/14	7,500	7,663	2.74
2.375%, 09/30/14	10,000	10,574	3.78
2.375%, 10/31/14	455	482	0.17
4.00%, 02/15/15	6,205	6,916	2.47
2.625%, 02/29/16	9,285	10,017	3.58
7.25%, 05/15/16	545	702	0.25
1.50%, 06/30/16	3,750	3,856	1.38
1.50%, 07/31/16	4,400	4,522	1.61
1.00%, 09/30/16	1,000	1,001	0.36
4.625%, 02/15/17	4,000	4,734	1.69
4.50%, 05/15/17	12,485	14,750	5.27
8.75%, 05/15/17	490	691	0.25
1.875%, 08/31/17	6,375	6,603	2.36
3.875%, 05/15/18	1,000	1,153	0.41
2.375%, 05/31/18	3,820	4,042	1.44
4.00%, 08/15/18	4,000	4,651	1.66
3.50%, 05/15/20	7,390	8,350	2.98
3.625%, 02/15/21	500	568	0.20
2.125%, 08/15/21	1,679	1,678	0.60

Total U.S. government & government agency bonds & notes		135,450	48.37

Mortgage-backed obligations - 21.70%
Federal agency mortgage-backed obligations - 17.69%
Fannie Mae:
4.50%, 07/01/19	361	385	0.14
4.50%, 03/01/20	1,364	1,455	0.52
3.50%, 10/01/25	11,208	11,665	4.16
3.50%, 01/01/26	2,934	3,053	1.09
5.50%, 04/25/37	167	188	0.07
6.00%, 08/01/37	178	196	0.07
5.50%, 09/01/38	4,861	5,282	1.88
6.00%, 09/01/38	2,701	2,966	1.06
4.00%, 11/01/40	2,420	2,541	0.91
4.50%, 04/01/41	3,661	3,899	1.39
5.00%, 06/01/41	3,069	3,336	1.19
4.50%, 07/01/41	4,955	5,287	1.89
5.00%, 08/01/41	499	542	0.19
3.173%, 09/01/411	499	516	0.18
5.50%, 11/01/41 TBA	2,500	2,712	0.97
6.00%, 11/01/41 TBA	1,250	1,370	0.49
Freddie Mac:
1.873%, 01/25/18	498	503	0.18
2.699%, 05/25/18	770	782	0.28
3.974%, 01/25/211	510	549	0.20
6.00%, 02/15/37	144	161	0.06
Ginnie Mae:
4.50%, 10/20/39	1,700	1,848	0.66
4.50%, 01/20/40	285	310	0.11

		49,546	17.69

Commercial mortgage-backed securities - 4.01%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,304	1,368	0.49
5.54%, 09/11/41	250	276	0.10
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.226%, 07/15/441	1,035	1,138	0.41
5.617%, 10/15/48	500	545	0.19
DBUBS Mortgage Trust, Series 144A, 3.742%, 11/10/462	1,676	1,754	0.63
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	375	0.13
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	500	500	0.18
JP Morgan Chase Commercial Mortgage Securities Corp, Series 144A, 3.672%, 02/15/462	500	515	0.18
JP Morgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	551	0.20
5.878%, 04/15/451	500	558	0.20
5.739%, 02/12/491	650	706	0.25
Morgan Stanley Capital I, 5.202%, 11/14/421	350	390	0.14
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,045	1,164	0.41
5.269%, 12/15/441	1,250	1,393	0.50

		11,233	4.01

Total mortgage-backed obligations		60,779	21.70

Corporate bonds & notes - 23.77%
Banks - 4.35%
Ally Financial, Inc., 2.20%, 12/19/12	2,205	2,254	0.80
Bank of America Corp.:
3.75%, 07/12/16	700	669	0.24
5.00%, 05/13/21	250	236	0.08
Barclays Bank PLC, 2.50%, 01/23/13	560	561	0.20
BNP Paribas SA, 3.25%, 03/11/15	380	376	0.13
Citigroup, Inc.:
6.00%, 12/13/13	290	307	0.11
4.75%, 05/19/15	250	261	0.09
4.587%, 12/15/15	350	366	0.13
3.953%, 06/15/16	440	451	0.16
JP Morgan Chase & Co.:
3.40%, 06/24/15	785	810	0.29
4.625%, 05/10/21	125	129	0.05
Morgan Stanley:
3.80%, 04/29/16	640	621	0.22
5.75%, 01/25/21	250	248	0.09
Northern Trust Corp., 4.625%, 05/01/14	300	326	0.12
The Goldman Sachs Group, Inc.:
3.25%, 06/15/12	500	509	0.18
3.625%, 02/07/16	975	968	0.35
The Royal Bank of Scotland PLC:
3.25%, 01/11/14	810	805	0.29
4.375%, 03/16/16	300	303	0.11
UBS AG, 3.875%, 01/15/15	275	276	0.10
Wells Fargo & Co., 0.625%, 10/28/151	805	755	0.27
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	160	0.06
Westpac Banking Corp., 1.85%, 12/09/13	780	792	0.28

		12,183	4.35

Oil & gas - 1.93%
Anadarko Petroleum Corp., 6.375%, 09/15/17	740	873	0.31
Apache Corp., 6.25%, 04/15/12	525	537	0.19
Cenovus Energy, Inc., 4.50%, 09/15/14	300	325	0.12
Chevron Corp., 3.95%, 03/03/14	815	878	0.31
Devon Energy Corp., 5.625%, 01/15/14	300	330	0.12
Husky Energy, Inc., 7.25%, 12/15/19	250	309	0.11
Shell International Finance BV:
4.00%, 03/21/14	350	379	0.13
3.10%, 06/28/15	600	640	0.23
Statoil ASA:
2.90%, 10/15/14	435	460	0.16
3.125%, 08/17/17	300	323	0.12
Total Capital Canada Ltd., 1.625%, 01/28/14	350	358	0.13

		5,412	1.93

Telecommunications - 1.92%
AT&T, Inc.:
5.875%, 02/01/12	535	542	0.19
4.95%, 01/15/13	300	315	0.11
2.40%, 08/15/16	200	205	0.07
3.875%, 08/15/21	340	356	0.13
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	480	540	0.19
Cisco Systems, Inc.:
0.593%, 03/14/141	200	200	0.07
2.90%, 11/17/14	810	857	0.31
5.50%, 02/22/16	350	407	0.15
France Telecom SA, 4.375%, 07/08/14	300	324	0.12
Telecom Italia Capital SA, 6.175%, 06/18/14	250	254	0.09
Verizon Communications, Inc.:
1.25%, 11/03/14	200	201	0.07
4.90%, 09/15/15	350	392	0.14
Vodafone Group PLC:
5.00%, 09/15/15	300	337	0.12
5.625%, 02/27/17	375	442	0.16

		5,372	1.92

Electric - 1.82%
Alabama Power Co., 4.85%, 12/15/12	420	438	0.16
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	265	0.09
Carolina Power & Light Co., 6.50%, 07/15/12	520	541	0.19
Consumers Energy Co., 5.65%, 09/15/18	355	419	0.15
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	350	0.12
Pacificorp, 5.65%, 07/15/18	735	882	0.32
PSEG Power LLC, 2.75%, 09/15/16	250	252	0.09
Public Service Co. of Colorado, 3.20%, 11/15/20	300	307	0.11
Teco Finance, Inc.:
6.75%, 05/01/15	250	282	0.10
4.00%, 03/15/16	385	406	0.15
Virginia Electric and Power Co., 5.40%, 04/30/18	601	710	0.25
Wisconsin Electric Power Co., 2.95%, 09/15/21	250	254	0.09

		5,106	1.82

Diversified financial services - 1.81%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,262	0.81
General Electric Capital Corp.:
2.20%, 06/08/12	750	759	0.27
3.35%, 10/17/16	685	706	0.25
5.625%, 05/01/18	250	277	0.10
4.65%, 10/17/21	275	285	0.10
National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	600	602	0.21
Woodside Finance Ltd, Series 144A, 4.60%, 05/10/212	185	191	0.07

		5,082	1.81

Media - 1.65%
Comcast Corp.:
5.30%, 01/15/14	405	440	0.16
5.85%, 11/15/15	300	344	0.12
NBCUniversal Media LLC, 5.15%, 04/30/20	350	395	0.14
News America, Inc.:
5.30%, 12/15/14	760	836	0.30
4.50%, 02/15/21	350	367	0.13
The Walt Disney Co.:
4.50%, 12/15/13	615	667	0.24
5.50%, 03/15/19	300	359	0.13
Time Warner Cable, Inc., 3.50%, 02/01/15	820	861	0.31
Time Warner, Inc., 5.875%, 11/15/16	300	348	0.12

		4,617	1.65

Pharmaceuticals - 1.44%
AstraZeneca PLC, 5.90%, 09/15/17	355	432	0.15
Mckesson Corp., 3.25%, 03/01/16	785	834	0.30
Novartis Capital Corp.:
4.125%, 02/10/14	380	410	0.15
2.90%, 04/24/15	545	580	0.21
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	354	0.13
Pfizer, Inc.:
4.45%, 03/15/12	540	548	0.19
6.20%, 03/15/19	300	377	0.13
Sanofi-Aventis SA, 0.673%, 03/28/141	500	500	0.18

		4,035	1.44

REITS - 1.10%
Brandywine Operating Partnership LP, 4.95%, 04/15/18	250	243	0.09
ERP Operating LP, 5.25%, 09/15/14	300	324	0.12
Kimco Realty Corp., 5.584%, 11/23/15	1,023	1,104	0.40
Prologis LP:
7.625%, 08/15/14	260	288	0.10
6.875%, 03/15/20	350	389	0.14
Simon Property Group LP:
4.20%, 02/01/15	300	318	0.11
5.25%, 12/01/16	365	402	0.14

		3,068	1.10

Beverages - 1.05%
Anheuser-Busch InBev Worldwide, Inc.:
0.761%, 07/14/141	580	579	0.21
4.125%, 01/15/15	300	327	0.12
Pepsi Co., Inc.:
0.875%, 10/25/13	500	501	0.18
2.50%, 05/10/16	750	782	0.28
The Coca-Cola Co.:
3.625%, 03/15/14	360	385	0.14
1.50%, 11/15/15	350	354	0.12

		2,928	1.05

Retail - 0.88%
Home Depot, Inc., 4.40%, 04/01/21	350	384	0.14
McDonald's Corp., 4.30%, 03/01/13	525	551	0.20
Target Corp., 6.00%, 01/15/18	350	425	0.15
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	720	732	0.26
5.80%, 02/15/18	300	366	0.13

		2,458	0.88

Computers - 0.73%
Hewlett-Packard Co.:
0.719%, 05/30/141	300	295	0.11
1.55%, 05/30/14	625	627	0.22
HP Enterprise Services LLC, Series B, 6.00%, 08/01/13	45	49	0.02
International Business Machines Corp.:
1.95%, 07/22/16	635	652	0.23
5.70%, 09/14/17	350	426	0.15

		2,049	0.73

Transportation - 0.63%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	585	662	0.24
3.60%, 09/01/20	300	310	0.11
Canadian National Railway Co.:
4.95%, 01/15/14	670	731	0.26
5.55%, 05/15/18	50	60	0.02

		1,763	0.63

Aerospace/Defense - 0.61%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	465	572	0.20
4.40%, 02/15/20	15	17	0.01
United Technologies Corp.:
4.875%, 05/01/15	695	781	0.28
4.50%, 04/15/20	300	334	0.12

		1,710	0.61

Food - 0.54%
General Mills, Inc., 0.64%, 05/16/141	500	498	0.18
The Kroger Co.:
7.50%, 01/15/14	580	655	0.23
6.40%, 08/15/17	300	357	0.13

		1,510	0.54

Pipelines - 0.53%
Enbridge, Inc., 5.60%, 04/01/17	350	398	0.14
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	545	571	0.21
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	202	0.07
Williams Partners LP, 3.80%, 02/15/15	300	315	0.11

		1,486	0.53

Healthcare-services - 0.42%
Howard Hughes Medical Institute, 3.45%, 09/01/14	110	117	0.04
Unitedhealth Group, Inc., 4.70%, 02/15/21	300	337	0.12
WellPoint, Inc.:
7.00%, 02/15/19	330	411	0.15
4.35%, 08/15/20	300	324	0.11

		1,189	0.42

Miscellaneous manufacturing - 0.38%
Danaher Corp., 2.30%, 06/23/16	715	732	0.26
Honeywell International, Inc., 3.875%, 02/15/14	300	323	0.12

		1,055	0.38

Cosmetics/Personal Care - 0.28%
The Procter & Gamble Co., 1.80%, 11/15/15	765	786	0.28

		786	0.28

Insurance - 0.26%
Berkshire Hathaway, Inc., 0.708%, 02/11/131	730	733	0.26

		733	0.26

Environmental Control - 0.26%
Republic Services, Inc., 5.00%, 03/01/20	350	391	0.14
Waste Management, Inc., 4.60%, 03/01/21	300	327	0.12

		718	0.26

Biotechnology - 0.24%
Biogen Idec, Inc., 6.00%, 03/01/13	625	663	0.24

		663	0.24

Auto Manufacturers - 0.21%
Daimler Finance North America LLC, Series 144A, 1.95%, 03/28/142	300	299	0.10
Volkswagen International Finance NV, Series 144A, 0.984%, 04/01/141,2	300	301	0.11

		600	0.21

Mining - 0.20%
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	300	309	0.11
Teck Resources Ltd., 3.15%, 01/15/17	260	265	0.09

		574	0.20

Chemicals - 0.16%
Ei Du Pont De Nemours & Co., 0.778%, 03/25/141	440	443	0.16

		443	0.16

Iron/Steel - 0.16%
ArcelorMittal, 3.75%, 03/01/16	445	439	0.16

		439	0.16

Healthcare-products - 0.11%
Johnson & Johnson, 0.376%, 05/15/141	300	301	0.11

		301	0.11

Internet - 0.09%
Google, Inc., 1.25%, 05/19/14	250	254	0.09

		254	0.09

Gas - 0.01%
National Grid PLC, 6.30%, 08/01/16	35	40	0.01

		40	0.01

Total corporate bonds & notes		66,574	23.77

Municipals - 1.27%
California Muni. Fin. Auth., Res. Recovery Rev. Imps. Bonds (Mandatory Put 01/03/12 @ 100), 0.90%, 09/01/211	550	550	0.19
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 11/01/11 @ 100), 0.70%, 08/01/241, 2	500	500	0.18
Mississippi Business Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, 0.70%, 05/01/371	300	300	0.11
State of California, G.O. Sales Tax Rev. Ref. Bonds, 4.00%, 07/01/16	600	612	0.22
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 4.026%, 03/01/14	730	754	0.27
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	314	0.11
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	528	0.19

Total municipals		3,558	1.27

Government & government agency bonds & notes outside the U.S. - 0.45%
European Investment Bank, 3.125%, 06/04/14	1,180	1,252	0.45

Total government & government agency bonds & notes outside the U.S.		1,252	0.45

Asset-backed obligations - 0.36%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	75	83	0.03
AmeriCredit Automobile Receivables Trust, 5.56%, 06/06/14	82	85	0.03
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	847	851	0.30

Total asset-backed obligations		1,019	0.36

Total bonds & notes (cost: $260,427,000)		268,632	95.92

Short-term securities - 5.45%
Emerson Electric Co., 0.05%, 11/02/113	6,200	6,200	2.21
Federal Home Loan Bank Discount Notes, 0.12%, 12/02/113	1,053	1,053	0.38
Federal National Mortgage Association Discount Notes, 0.04%, 12/02/113	200	200	0.07
General Electric Co., 0.041%, 11/01/113	1,600	1,600	0.57
Harvard University, 0.15%, 11/15/113	2,400	2,400	0.86
Honeywell International, Inc, 0.08%, 12/27/113	3,800	3,799	1.36

Total Short-term securities (cost: $15,252,000)		15,252	5.45

Total investment securities (cost: $275,679,000)		283,884	101.37
Other assets less liabilities		(3,845)	(1.37)

Net assets		$280,039	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at October 31, 2011.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2011, the aggregate market value of these securities amounted to $3,559,295, representing 1.27% of net assets of which $3,559,295 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Muni.	= Municipal
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Res.	= Resource
Rev.	= Revenue

TBA	= To be announced
Univ.	= University

See Notes to Financial Statements

Capital Global Equity Fund
October 31, 2011

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital Global Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2011, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital Global Equity Fund(2)	MSCI World (Net) Index(1)
3/31/2011	$10,000	$10,000
4/30/2011	10,230	10,373
5/31/2011	10,080	10,158
6/30/2011	9,910	9,997
7/31/2011	9,810	9,816
8/31/2011	9,170	9,124
9/30/2011	8,300	8,336
10/31/2011	9,180	9,199
[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.  Index returns are net of foreign withholding dividends.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - sector diversification

Information Technology	14.56%
Consumer Discretionary	13.29%
Industrials	12.71%
Financials	11.29%
Energy	11.16%
Materials	9.90%
Health Care	7.91%
Consumer Staples	7.16%
Telecommunication Services	3.03%
Utilities	1.40%
Short-term securities & other assets less liabilities	7.59%

Other includes short-term securities and other assets less liabilities
[end pie chart]

Capital Global Equity Fund
October 31, 2011

Investment portfolio - country diversification

Country	(percent of net assets)
United States	43.1%
Japan	8.4
Britain	6.3
France	5.8
Switzerland	4.8
Canada	4.3
Hong Kong	3.9
Netherlands	3.2
Germany	2.4
Australia	1.7
Ireland	1.4
Bermuda	1.2
India	1.0
Sweden	0.8
South Korea	0.8
China	0.8
Finland	0.7
Denmark	0.6
Singapore	0.4
Luxembourg	0.2
Austria	0.2
Brazil	0.2
Israel	0.2
Short-term securities & other assets less liabilities	7.6

Capital Global Equity Fund
Schedule of Investments
at October 31, 2011

	Shares	Market value (000)	Percent of net assets
Common Stocks - 92.41%
Information Technology - 14.56%
International Business Machines Corp.	10,850	$2,003	1.60%
Google, Inc., Class A1	2,185	1,295	1.03
Keyence Corp.	5,000	1,272	1.01
Oracle Corp.	36,900	1,209	0.96
Samsung Electronics Co. Ltd. (GDR)	3,515	1,011	0.81
Broadcom Corp., Class A1	27,200	982	0.78
KLA-Tencor Corp.	19,000	895	0.71
Apple, Inc.1	2,000	810	0.65
Murata Manufacturing Co. Ltd.	14,500	807	0.64
Visa, Inc., Class A	8,400	783	0.63
Jack Henry & Associates, Inc.	23,400	758	0.61
Trend Micro, Inc.	17,800	637	0.51
QUALCOMM, Inc.	12,200	630	0.50
Microchip Technology, Inc.	16,800	608	0.48
Canon, Inc.	11,200	511	0.41
Premier Farnell PLC	175,600	491	0.39
SAP AG	8,025	484	0.39
ASML Holding NV	11,400	476	0.38
First Solar, Inc.1	9,400	468	0.37
Hitachi Ltd.	85,000	456	0.36
TE Connectivity Ltd.	10,500	373	0.30
Maxim Integrated Products, Inc.	11,000	288	0.23
Genpact Ltd.1	14,900	241	0.19
Nintendo Co. Ltd.	1,500	227	0.18
eBay, Inc.1	5,600	178	0.14
Juniper Networks, Inc.1	7,200	176	0.14
Microsoft Corp.	6,500	173	0.14
Samsung Electronics Co. Ltd., Series 144 (GDR)2	100	28	0.02

		18,270	14.56

Consumer Discretionary - 13.29%
Comcast Corp., Class A	56,700	1,330	1.06
Compagnie Financiere Richemont SA, Class A	20,192	1,146	0.91
Li & Fung Ltd.	588,000	1,135	0.91
Target Corp.	20,600	1,128	0.90
The Home Depot, Inc.	30,700	1,099	0.88
Hennes & Mauritz AB, Class B	27,929	921	0.73
Urban Outfitters, Inc.1	31,900	869	0.69
Bayerische Motoren Werke AG	10,070	821	0.65
Tiffany & Co.	10,100	805	0.64
Scripps Networks Interactive, Inc., Class A	15,900	676	0.54
Carnival Corp.	16,400	578	0.46
LVMH Moet Hennessy Louis Vuitton SA	3,100	514	0.41
Signet Jewelers Ltd.	11,300	487	0.39
Stanley Black & Decker, Inc.	6,600	421	0.34
Omnicom Group, Inc.	9,400	418	0.33
Virgin Media, Inc.	15,100	368	0.29
Time Warner Cable, Inc.	5,700	363	0.29
The Walt Disney Co.	9,700	338	0.27
Television Broadcasts Ltd.	55,000	316	0.25
Coach, Inc.	4,300	280	0.22
The New York Times Co., Class A1	35,800	273	0.22
SES SA	9,800	250	0.20
Shangri-La Asia Ltd.	124,000	246	0.20
DreamWorks Animation SKG, Inc., Class A1	12,600	234	0.19
Nordstrom, Inc.	4,600	233	0.19
Discovery Communications, Inc., Class A1	4,700	204	0.16
NIKE, Inc., Class B	2,100	202	0.16
International Game Technology	11,400	201	0.16
Denso Corp.	6,000	185	0.15
Whitbread PLC	6,600	175	0.14
Strayer Education, Inc.	1,900	162	0.13
Best Buy Co., Inc.	4,800	126	0.10
Dixons Retail PLC1	548,000	103	0.08
McDonald's Corp.	700	65	0.05

		16,672	13.29

Industrials - 12.71%
Kurita Water Industries Ltd.	41,700	1,150	0.92
Bouygues SA	30,694	1,148	0.91
SMC Corp.	6,900	1,075	0.86
United Technologies Corp.	12,900	1,006	0.80
FANUC Corp.	5,500	888	0.71
Nielsen Holdings NV1	30,200	886	0.71
Cae, Inc.	78,400	836	0.67
Danaher Corp.	16,800	812	0.65
Illinois Tool Works, Inc.	13,900	676	0.54
Schneider Electric SA	11,308	655	0.52
3M Co.	8,200	648	0.52
Republic Services, Inc.	19,000	541	0.43
JGC Corp.	19,000	533	0.42
Emerson Electric Co.	10,600	510	0.41
General Electric Co.	30,500	510	0.40
Mitsubishi Corp.	23,600	486	0.39
Norfolk Southern Corp.	6,000	444	0.35
Caterpillar, Inc.	4,300	406	0.32
Union Pacific Corp.	4,000	398	0.32
FirstGroup PLC	70,200	375	0.30
FedEx Corp.	4,400	360	0.29
United Parcel Service, Inc., Class B	4,200	295	0.23
The Boeing Co.	4,400	290	0.23
Iron Mountain, Inc.	9,000	278	0.22
Jacobs Engineering Group, Inc.1	6,400	248	0.20
Andritz AG	2,775	245	0.19
Siemens AG	1,227	129	0.10
Assa Abloy AB, Class B	5,000	121	0.10

		15,949	12.71

Financials - 11.29%
The Goldman Sachs Group, Inc.	18,400	2,016	1.61
AIA Group Ltd.	408,800	1,233	0.98
Standard Chartered PLC	52,800	1,230	0.98
JPMorgan Chase & Co.	35,100	1,220	0.97
HSBC Holdings PLC	138,705	1,210	0.96
ICICI Bank Ltd. (ADR)	28,500	1,059	0.84
Sampo OYJ, Class A	33,450	918	0.73
The Charles Schwab Corp.	73,200	899	0.72
Marsh & McLennan Cos., Inc.	23,200	710	0.57
DBS Group Holdings Ltd.	53,157	519	0.41
The Progressive Corp.	27,000	513	0.41
BNP Paribas	8,133	361	0.29
Sun Hung Kai Properties Ltd.	24,000	326	0.26
Bank of China Ltd., Class H	824,000	291	0.23
BOC Hong Kong Holdings Ltd.	110,500	257	0.21
The Bank of East Asia Ltd.	68,400	247	0.20
HDFC Bank Ltd. (ADR)	7,500	238	0.19
Swire Pacific Ltd., Class A	20,500	238	0.19
Wharf Holdings Ltd.	39,000	207	0.17
The Allstate Corp.	7,300	192	0.15
Ace Ltd.	2,000	144	0.11
Aon Corp.	3,000	140	0.11

		14,168	11.29

Energy - 11.16%
Royal Dutch Shell PLC, Class A (ADR)	34,350	2,436	1.94
Schlumberger Ltd.	27,700	2,035	1.62
Cenovus Energy, Inc.	54,300	1,860	1.48
Noble Energy, Inc.	13,100	1,170	0.93
BG Group PLC	48,200	1,045	0.83
Encana Corp.	47,600	1,032	0.82
Seadrill Ltd.	25,225	829	0.66
Halliburton Co.	19,300	721	0.58
Weatherford International Ltd.1	44,400	688	0.55
Chevron Corp.	5,050	530	0.42
Fugro NV	7,645	448	0.36
Dril-quip, Inc.1	6,000	391	0.31
Imperial Oil Ltd.	8,000	330	0.26
Cameco Corp.	11,600	249	0.20
Pengrowth Energy Corp.	23,400	244	0.20

		14,008	11.16

Materials - 9.90%
Allegheny Technologies, Inc.	56,800	2,635	2.10
Rio Tinto PLC	24,700	1,336	1.06
Air Liquide SA	9,375	1,211	0.97
Monsanto Co.	15,600	1,135	0.90
Newcrest Mining Ltd.	27,189	958	0.76
Ecolab, Inc.	12,800	689	0.55
Linde AG	4,330	687	0.55
BHP Billiton Ltd.	16,941	663	0.53
Air Products & Chemicals, Inc.	6,900	594	0.47
Vulcan Materials Co.	18,000	563	0.45
Barrick Gold Corp.	10,100	499	0.40
Syngenta AG1	1,395	427	0.34
CRH PLC	18,150	325	0.26
Nucor Corp.	7,100	268	0.21
Inmet Mining Corp.	3,800	227	0.18
Israel Chemicals Ltd. (ADR)	17,000	207	0.17

		12,424	9.90

Health Care - 7.91%
Seattle Genetics, Inc.1	72,600	1,597	1.27
Shire PLC	47,500	1,491	1.19
Allergan, Inc.	13,000	1,094	0.87
Bayer AG	13,610	868	0.69
Novartis AG	14,950	845	0.67
Novo Nordisk A/S, Class B	7,320	773	0.62
Sonova Holding AG1	6,200	654	0.52
Essilor International SA	8,045	582	0.46
Cerner Corp.1	8,000	507	0.41
Pharmasset, Inc.1	6,800	479	0.38
Sysmex Corp.	13,300	438	0.35
Bristol-Myers Squibb Co.	11,000	347	0.28
Roche Holding AG	1,490	245	0.20

		9,920	7.91

Consumer Staples - 7.16%
Danone SA	22,892	1,582	1.26
Nestle SA	22,405	1,297	1.03
Pernod-Ricard SA	8,991	838	0.67
PepsiCo, Inc.	12,300	774	0.62
Tingyi (Cayman Islands) Holding Corp.	240,000	677	0.54
Avon Products, Inc.	28,600	523	0.42
Ajinomoto Co., Inc.	46,000	514	0.41
Tesco PLC	65,400	422	0.34
Philip Morris International, Inc.	6,000	419	0.33
Imperial Tobacco Group PLC	9,150	333	0.27
Diageo PLC	15,600	323	0.26
Costco Wholesale Corp.	3,700	308	0.24
Reckitt Benckiser Group PLC	4,800	246	0.20
Colgate-Palmolive Co.	2,700	244	0.19
General Mills, Inc.	5,900	227	0.18
L'Oreal SA	1,657	183	0.14
Kraft Foods, Inc., Class A	2,100	74	0.06

		8,984	7.16

Telecommunication Services - 3.03%
Softbank Corp.	39,900	1,298	1.03
American Tower Corp., Class A1	14,600	804	0.64
Koninklijke KPN NV	46,275	605	0.48
Telstra Corp. Ltd.	154,800	504	0.40
Swisscom AG	585	235	0.19
Tele Norte Leste Participacoes SA (ADR)	20,600	224	0.18
Telus Corp.	2,600	133	0.11

		3,803	3.03

Utilities - 1.40%
Hong Kong & China Gas Co. Ltd.	308,800	695	0.56
National Grid PLC	61,300	607	0.48
PG&E Corp.	4,500	193	0.15
GDF Suez	5,391	152	0.12
Edison International	2,600	106	0.09

		1,753	1.40

Total Common Stocks (cost: $118,561,000)		115,951	92.41

Short-term securities - 8.49%
Barclays U.S. Funding LLC, 0.122%, 11/01/113	$3,000	3,000	2.39
BHP Billiton Finance USA Ltd., 0.10%, 11/28/113	1,700	1,700	1.35
Federal National Mortgage Association Discount notes, 0.08%, 12/07/113	250	250	0.20
Harvard University, 0.15%, 11/15/113	1,600	1,600	1.28
Scotiabanc, Inc., 0.07%, 11/02/113	1,500	1,500	1.20
Siemens Captal Co. LLC, 0.122%, 11/16/113	900	900	0.72
The International Bank for Reconstruction and Development, 0.0505%, 12/12/113	1,700	1,700	1.35

Total Short-term securities (cost: $10,650,000)		10,650	8.49

Total investment securities (cost: $129,211,000)		126,601	100.90
Other assets less liabilities		(1,130)	(0.90)

Net assets		$125,471	100.00%

1			Non-income producing security.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At October 31, 2011, the aggregate market value of these securities amounted to $28,050, representing 0.02% of net assets of which $28,050 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3			Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
October 31, 2011

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital Non-U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2011, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital Non-U.S. Equity Fund(2)	MSCI EAFE (Net) Index(1)
3/31/2011	$10,000	$10,000
4/30/2011	10,390	10,556
5/31/2011	10,230	10,244
6/30/2011	10,080	10,116
7/31/2011	10,010	9,955
8/31/2011	9,330	9,056
9/30/2011	8,311	8,193
10/31/2011	9,081	8,983
[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.  Index returns are net of foreign withholding dividends.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - sector diversification

Information Technology	12.12%
Consumer Discretionary	9.51%
Industrials	12.45%
Financials	13.53%
Energy	11.11%
Materials	9.27%
Health Care	9.44%
Consumer Staples	11.28%
Telecommunication Services	4.54%
Utilities	2.05%
Short-term securities & other assets less liabilities	4.70%

Other includes short-term securities and other assets less liabilities
[end pie chart]

Capital Non-U.S. Equity Fund
October 31, 2011

Investment portfolio - country diversification

Country	(percent of net assets)
Japan	17.1%
Britain	13.6
France	11.0
Switzerland	8.7
Hong Kong	5.9
Netherlands	5.8
Canada	5.7
Germany	4.6
Australia	3.5
Sweden	2.3
Ireland	2.3
Bermuda	2.1
South Korea	2.1
China	1.7
India	1.6
Finland	1.6
Denmark	1.6
Singapore	0.9
Austria	0.9
Luxembourg	0.5
United States	0.5
Spain	0.4
Brazil	0.4
Taiwan	0.3
Israel	0.3
Short-term securities & other assets less liabilities	4.7

Capital Non-U.S. Equity Fund
Schedule of Investments
at October 31, 2011

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.30%
Financials - 13.53%
HSBC Holdings PLC	133,662	$1,166	2.33%
AIA Group Ltd.	286,200	863	1.73
Sampo OYJ, Class A	28,450	781	1.56
Standard Chartered PLC	32,000	745	1.49
ICICI Bank Ltd. (ADR)	18,300	680	1.36
DBS Group Holdings Ltd.	46,286	452	0.90
BNP Paribas	9,431	418	0.84
Bank of China Ltd., Class H	762,000	269	0.54
Sun Hung Kai Properties Ltd.	18,000	245	0.49
Australia & New Zealand Banking Group Ltd.	10,808	244	0.49
Wharf Holdings Ltd.	38,000	202	0.40
Swire Pacific Ltd., Class A	12,500	145	0.29
The Bank of East Asia Ltd.	35,800	129	0.26
HDFC Bank Ltd. (ADR)	3,500	111	0.22
Macquarie Group Ltd.	3,996	101	0.20
China Overseas Land & Investment Ltd.	50,000	91	0.18
BOC Hong Kong Holdings Ltd.	37,500	87	0.17
Itau Unibanco Holding SA (ADR)	2,000	38	0.08

		6,767	13.53

Industrials - 12.45%
FANUC Corp.	5,700	920	1.84
Bouygues SA	19,950	746	1.49
Kurita Water Industries Ltd.	27,000	745	1.49
SMC Corp.	4,600	717	1.43
Assa Abloy AB, Class B	26,936	654	1.31
Cae, Inc.	46,000	491	0.98
JGC Corp.	17,000	477	0.96
Andritz AG	4,840	427	0.86
Schneider Electric SA	7,250	420	0.84
Mitsubishi Corp.	19,000	391	0.78
FirstGroup PLC	27,500	147	0.29
Nidec Corp.	1,100	90	0.18

		6,225	12.45

Information Technology - 12.12%
Samsung Electronics Co. Ltd. (GDR)	3,569	1,027	2.05
Murata Manufacturing Co. Ltd.	18,100	1,008	2.02
Keyence Corp.	3,500	890	1.78
SAP AG	10,706	645	1.29
Hitachi Ltd.	105,000	564	1.13
ASML Holding NV	12,800	534	1.07
Canon, Inc.	9,600	438	0.88
Trend Micro, Inc.	11,800	422	0.84
Premier Farnell PLC	66,200	185	0.37
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,900	150	0.30
Nintendo Co. Ltd.	700	106	0.21
Hamamatsu Photonics K.K.	2,400	92	0.18

		6,061	12.12

Consumer Staples - 11.28%
Danone SA	14,762	1,021	2.04
Nestle SA	15,284	885	1.77
Pernod-Ricard SA	8,927	832	1.66
Tingyi (Cayman Islands) Holding Corp.	198,000	558	1.12
Tesco PLC	79,500	512	1.02
Diageo PLC	23,900	495	0.99
L'Oreal SA	3,811	420	0.84
Imperial Tobacco Group PLC	9,273	338	0.68
Reckitt Benckiser Group PLC	6,500	333	0.67
Ajinomoto Co., Inc.	22,000	246	0.49

		5,640	11.28

Energy - 11.11%
Royal Dutch Shell PLC, Class A (ADR)	15,900	1,128	2.26
BG Group PLC	50,100	1,086	2.17
Seadrill Ltd.	31,644	1,039	2.08
Fugro NV	13,168	772	1.54
Cenovus Energy, Inc.	21,300	730	1.46
Encana Corp.	18,700	406	0.81
Imperial Oil Ltd.	3,800	157	0.31
Pengrowth Energy Corp.	9,200	96	0.19
Cameco Corp.	4,200	90	0.18
Enbridge, Inc.	1,600	55	0.11

		5,559	11.11

Consumer Discretionary - 9.51%
Compagnie Financiere Richemont SA, Class A	18,720	1,062	2.12
Hennes & Mauritz AB, Class B	15,523	512	1.02
Bayerische Motoren Werke AG	6,129	499	1.00
Li & Fung Ltd.	248,000	479	0.96
LVMH Moet Hennessy Louis Vuitton SA	2,825	468	0.94
Denso Corp.	10,300	318	0.64
Whitbread PLC	10,800	287	0.57
SES SA	10,422	266	0.53
Virgin Media, Inc.	10,500	256	0.51
Inditex SA	2,338	212	0.42
Television Broadcasts Ltd.	26,000	149	0.30
Shangri-La Asia Ltd.	46,000	91	0.18
GKN PLC	29,400	89	0.18
Dixons Retail PLC1	188,600	36	0.07
Li Ning Co. Ltd.	37,000	35	0.07

		4,759	9.51

Health Care - 9.44%
Shire PLC	33,800	1,061	2.12
Novo Nordisk A/S, Class B	7,369	778	1.56
Bayer AG	11,441	730	1.46
Novartis AG	11,310	639	1.28
Roche Holding AG	3,229	531	1.06
Essilor International SA	6,359	460	0.92
Sonova Holding AG1	1,675	176	0.35
Sysmex Corp.	4,700	155	0.31
Cochlear Ltd.	1,764	108	0.21
Nakanishi, Inc.	900	84	0.17

		4,722	9.44

Materials - 9.27%
Rio Tinto PLC	15,200	822	1.64
Syngenta AG1	2,568	785	1.57
Air Liquide SA	4,532	585	1.17
BHP Billiton Ltd.	13,524	530	1.06
Newcrest Mining Ltd.	14,565	513	1.03
Linde AG	2,708	430	0.86
Inmet Mining Corp.	6,400	382	0.76
Barrick Gold Corp.	4,700	232	0.46
Israel Chemicals Ltd. (ADR)	11,600	141	0.28
Anglo American PLC	3,400	125	0.25
CRH PLC	5,150	92	0.19

		4,637	9.27

Telecommunication Services - 4.54%
Softbank Corp.	27,300	888	1.78
Koninklijke KPN NV	36,200	473	0.95
Swisscom AG	662	266	0.53
Telstra Corp. Ltd.	78,559	256	0.51
Telus Corp.	4,200	215	0.43
Tele Norte Leste Participacoes SA (ADR)	15,800	171	0.34

		2,269	4.54

Utilities - 2.05%
Hong Kong & China Gas Co. Ltd.	215,000	484	0.97
National Grid PLC	42,900	425	0.85
GDF Suez	4,175	118	0.23

		1,027	2.05

Total Common Stocks (cost: $50,630,000)		47,666	95.30

Short-term securities - 6.10%
Federal Home Loan Mortgage Corp. Discount notes, 0.06%, 11/09/112	$700	700	1.40
John Deere Credit Ltd., 0.09%, 11/07/112	550	550	1.10
Proctor Gamble And Co., 0.09%, 01/20/122	800	800	1.60
The Walt Disney Co., 0.07%, 12/07/112	1,000	1,000	2.00

Total Short-term securities (cost: $3,050,000)		3,050	6.10

Total investment securities (cost: $53,680,000)		$50,716	101.40%
Other assets less liabilities		(701)	(1.40)

Net assets		$50,015	100.00%

1			Non-income producing security.
2			Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements

Capital U.S. Equity Fund
October 31, 2011

Growth of $10,000 investment

Here’s how a $10,000 investment in the Capital U.S. Equity Fund grew between April 1, 2011, when the fund began operations, and October 31, 2011, the end of the fund’s fiscal year.

[begin mountain chart]
Date	Capital U.S. Equity Fund(2)	S&P 500 Index(1)
3/31/2011	$10,000	$10,000
4/30/2011	10,195	10,245
5/31/2011	10,032	10,129
6/30/2011	9,863	9,960
7/31/2011	9,687	9,758
8/31/2011	9,147	9,228
9/30/2011	8,398	8,579
10/31/2011	9,358	9,517
[end mountain chart]

1 The index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, or expenses.
2 Includes reinvested dividends.

Results are for past periods and are not predictive of results for future periods.  Current and future results may be lower or higher than those shown.  Share price and returns will vary so investors may lose money.  The results shown are before taxes on fund distributions and sale of fund shares.

[begin pie chart]
Investment portfolio - sector diversification

Information Technology	18.36%
Consumer Discretionary	15.68%
Industrials	14.66%
Financials	8.39%
Energy	13.10%
Materials	9.83%
Health Care	9.88%
Consumer Staples	4.25%
Telecommunication Services	1.73%
Utilities	1.58%
Short-term securities & other assets less liabilities	2.54%

Other includes short-term securities and other assets less liabilities
[end pie chart]

Capital U.S. Equity Fund
Schedule of Investments
at October 31, 2011

	Shares	Market value (000)	Percent of net assets
Common Stocks - 97.46%
Information Technology - 18.36%
International Business Machines Corp.	9,500	$1,754	2.37%
Google, Inc., Class A1	2,500	1,482	2.00
Oracle Corp.	36,800	1,206	1.63
Microsoft Corp.	42,300	1,126	1.52
Broadcom Corp., Class A1	26,900	971	1.31
Jack Henry & Associates, Inc.	29,000	940	1.27
Maxim Integrated Products, Inc.	31,100	814	1.10
QUALCOMM, Inc.	14,600	753	1.02
Visa, Inc., Class A	7,900	737	0.99
Microchip Technology, Inc.	19,100	691	0.93
KLA-Tencor Corp.	14,100	664	0.90
TE Connectivity Ltd.	15,300	544	0.73
Apple, Inc.1	1,300	526	0.71
First Solar, Inc.1	8,200	408	0.55
SAP AG (ADR)1	6,300	380	0.51
Accenture PLC, Class A	3,000	181	0.24
Juniper Networks, Inc.1	5,800	142	0.19
Genpact Ltd.1	7,700	124	0.17
National Instruments Corp.	3,200	85	0.11
Nintendo Co. Ltd. (ADR)	4,200	79	0.11

		13,607	18.36

Consumer Discretionary - 15.68%
The Home Depot, Inc.	48,800	1,747	2.36
Target Corp.	28,100	1,538	2.07
Comcast Corp., Class A	61,200	1,435	1.94
Tiffany & Co.	12,700	1,013	1.37
Urban Outfitters, Inc.1	31,000	845	1.14
Stanley Black & Decker, Inc.	12,500	798	1.08
Carnival Corp.	22,500	792	1.07
The Walt Disney Co.	16,000	558	0.75
Coach, Inc.	8,500	553	0.75
Scripps Networks Interactive, Inc., Class A	12,600	535	0.72
Signet Jewelers Ltd.1	9,700	418	0.56
NIKE, Inc., Class B	2,300	222	0.30
Time Warner Cable, Inc.	3,400	217	0.29
Omnicom Group, Inc.	4,600	205	0.28
Nordstrom, Inc.	3,800	193	0.26
Best Buy Co., Inc.	4,900	129	0.17
DreamWorks Animation SKG, Inc., Class A1	6,600	122	0.16
The New York Times Co., Class A1	14,500	110	0.15
Pulte Group, Inc.1	21,200	110	0.15
Strayer Education, Inc.	1,000	85	0.11

		11,625	15.68

Industrials - 14.66%
United Technologies Corp.	14,900	1,162	1.57
Danaher Corp.	24,000	1,160	1.56
Emerson Electric Co.	22,800	1,097	1.48
General Electric Co.	57,500	961	1.30
Iron Mountain, Inc.	29,000	897	1.21
3M Co.	10,500	830	1.12
Norfolk Southern Corp.	9,700	718	0.97
Nielsen Holdings NV1	24,000	704	0.95
The Boeing Co.	9,600	632	0.85
Caterpillar, Inc.	6,300	595	0.80
Illinois Tool Works, Inc.	10,900	530	0.71
Republic Services, Inc.	17,700	504	0.68
United Parcel Service, Inc., Class B	5,100	358	0.48
Union Pacific Corp.	3,400	339	0.46
FedEx Corp.	3,500	286	0.39
Jacobs Engineering Group, Inc.1	2,500	97	0.13

		10,870	14.66

Energy - 13.10%
Schlumberger Ltd.	19,000	1,396	1.88
Cenovus Energy, Inc.	37,600	1,286	1.74
Royal Dutch Shell PLC, Class B (ADR)	15,000	1,077	1.45
Noble Energy, Inc.	11,200	1,001	1.35
Chevron Corp.	9,500	998	1.35
Royal Dutch Shell PLC, Class A (ADR)	12,900	915	1.23
Encana Corp.	32,600	707	0.95
EOG Resources, Inc.	5,600	501	0.68
Dril-quip, Inc.1	7,100	462	0.62
Exxon Mobil Corp.	5,000	390	0.53
Halliburton Co.	9,800	366	0.49
Weatherford International Ltd.1	20,800	322	0.44
Imperial Oil Ltd.	4,500	186	0.25
Cameco Corp.	4,700	101	0.14

		9,708	13.10

Health Care - 9.88%
Shire PLC	15,300	1,443	1.95
Allergan, Inc.	14,600	1,228	1.66
Bristol-Myers Squibb Co.	35,000	1,106	1.49
Seattle Genetics, Inc.1	42,600	937	1.26
Cerner Corp.1	12,200	774	1.04
UnitedHealth Group, Inc.	14,600	701	0.94
Pharmasset, Inc.1	4,500	317	0.43
Pfizer, Inc.	16,400	316	0.43
Novo Nordisk A/S	2,800	297	0.40
Human Genome Sciences, Inc.1	20,200	207	0.28

		7,326	9.88

Materials - 9.83%
Allegheny Technologies, Inc.	50,800	2,357	3.18
Monsanto Co.	14,800	1,076	1.45
Air Products & Chemicals, Inc.	11,200	965	1.30
Barrick Gold Corp.	19,300	955	1.29
Ecolab, Inc.	11,700	630	0.85
Nucor Corp.	12,200	461	0.62
Vulcan Materials Co.	14,700	460	0.62
Rio Tinto PLC	7,100	384	0.52

		7,288	9.83

Financials - 8.39%
JPMorgan Chase & Co.	40,800	1,418	1.91
The Goldman Sachs Group, Inc.	12,400	1,358	1.83
BB&T Corp.	33,400	780	1.05
Marsh & McLennan Cos., Inc.	24,300	744	1.00
The Charles Schwab Corp.	48,300	593	0.80
The Progressive Corp.	19,400	369	0.50
Ace Ltd.	5,100	368	0.50
Aon Corp.	5,100	238	0.32
The Allstate Corp.	8,600	227	0.31
Aflac, Inc.	2,800	126	0.17

		6,221	8.39

Consumer Staples - 4.25%
PepsiCo, Inc.	14,200	894	1.21
Nestle SA (ADR)	9,700	560	0.76
Philip Morris International, Inc.	7,200	503	0.68
Avon Products, Inc.	23,500	430	0.58
Colgate-Palmolive Co.	4,300	389	0.52
Costco Wholesale Corp.	2,800	233	0.31
General Mills, Inc.	3,700	142	0.19

		3,151	4.25

Telecommunication Services - 1.73%
American Tower Corp., Class A1	19,700	1,085	1.46
Verizon Communications, Inc.	5,300	196	0.27

		1,281	1.73

Utilities - 1.58%
PG&E Corp.	10,300	442	0.60
Edison International	9,100	369	0.50
National Grid PLC	7,100	356	0.48

		1,167	1.58

Total Common Stocks (cost: $69,319,000)		72,244	97.46

Short-term securities - 2.02%
Federal Farm Credit Discount Notes, 0.025%, 11/30/112	$600	600	0.81
Jupiter Securitization Co. LLC, 0.130%, 11/04/112	900	900	1.21

Total Short-term securities (cost: $1,500,000)		1,500	2.02

Total investment securities (cost: $70,819,000)		73,744	99.48
Other assets less liabilities		385	0.52

Net assets		$74,129	100.00%

1			Non-income producing security.
2			Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

See Notes to Financial Statements

Capital Core Municipal Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $227,053)		$232,777
Short-term investments, at value (cost: $16,220)		16,220
Cash		88
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Interest	3,118
Reimbursement from investment adviser	5
		3,123
Total assets		252,208

Liabilities:
Payables for:
Purchases of investments	2,508
Repurchases of fund's shares	–
Investment advisory services	74
Other accrued expenses	80
Total liabilities		2,662
Net assets at October 31, 2011:		$249,546

Net assets consist of:
Capital paid in on shares of beneficial interest		$244,436
Accumulated undistributed net investment income		1
Accumulated net realized loss		(615)
Net unrealized appreciation		5,724
Net assets at October 31, 2011		$249,546

Shares outstanding:		24,260

Net asset value per share:		$10.29

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2011		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $113,932)		$115,791
	Short-term investments, at value (cost: $25,840)		25,840
	Cash		136
	Receivables for:
	Sales of investments	–
	Sales of fund's shares	–
	Interest	1,380
	Reimbursement from investment adviser	7
			1,387
	Total assets		143,154

Liabilities:
	Payables for:
	Purchases of investments	5,087
	Repurchases of fund's shares	–
	Investment advisory services	41
	Other accrued expenses	62
	Total liabilities		5,190
Net assets at October 31, 2011:			$137,964

Net assets consist of:
	Capital paid in on shares of beneficial interest		$136,119
	Accumulated undistributed net investment income		–	1
	Accumulated net realized loss		(14)
	Net unrealized appreciation		1,859
Net assets at October 31, 2011			$137,964

Shares outstanding:			13,541

Net asset value per share:			$10.19

1	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital California Core Municipal Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $138,029)		$140,969
Short-term investments, at value (cost: $19,190)		19,190
Cash		244
Receivables for:
Sales of investments	–
Sales of fund's shares	172
Interest	1,828
Reimbursement from investment adviser	3
		2,003
Total assets		162,406

Liabilities:
Payables for:
Purchases of investments	4,498
Repurchases of fund's shares	6
Investment advisory services	46
Other accrued expenses	61
Total liabilities		4,611
Net assets at October 31, 2011:		$157,795

Net assets consist of:
Capital paid in on shares of beneficial interest		$154,822
Accumulated undistributed net investment income		1
Accumulated net realized gain		32
Net unrealized appreciation		2,940
Net assets at October 31, 2011		$157,795

Shares outstanding:		15,391

Net asset value per share:		$10.25

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $53,993)		$54,510
Short-term investments, at value (cost: $22,620)		22,620
Cash		102
Receivables for:
Sales of investments	–
Sales of fund's shares	97
Interest	638
Reimbursement from investment adviser	3
		738
Total assets		77,970

Liabilities:
Payables for:
Purchases of investments	1,372
Repurchases of fund's shares	–
Investment advisory services	22
Other accrued expenses	49
Total liabilities		1,443
Net assets at October 31, 2011:		$76,527

Net assets consist of:
Capital paid in on shares of beneficial interest		$75,981
Accumulated undistributed net investment income		–
Accumulated net realized gain		29
Net unrealized appreciation		517
Net assets at October 31, 2011		$76,527

Shares outstanding:		7,559

Net asset value per share:		$10.12

See Notes to Financial Statements

Capital Core Bond Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $260,427)		$268,632
Short-term investments, at value (cost: $15,252)		15,252
Cash		53
Receivables for:
Sales of investments	–
Sales of fund's shares	101
Interest	1,718
Reimbursement from investment adviser	5
		1,824
Total assets		285,761

Liabilities:
Payables for:
Purchases of investments	5,434
Repurchases of fund's shares	117
Investment advisory services	83
Other accrued expenses	88
Total liabilities		5,722
Net assets at October 31, 2011:		$280,039

Net assets consist of:
Capital paid in on shares of beneficial interest		$271,489
Accumulated undistributed net investment income		–
Accumulated net realized gain		345
Net unrealized appreciation		8,205
Net assets at October 31, 2011		$280,039

Shares outstanding:		26,931

Net asset value per share:		$10.40

See Notes to Financial Statements

Capital Global Equity Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $118,561)		$115,951
Short-term investments, at value (cost: $10,650)		10,650
Cash		55
Receivables for:
Sales of investments	411
Sales of fund's shares	157
Dividends	89
Reimbursement from investment adviser	2
		659
Total assets		127,315

Liabilities:
Payables for:
Purchases of investments	1,724
Repurchases of fund's shares	35
Unified fees	83
Other accrued expenses	2
Total liabilities		1,844
Net assets at October 31, 2011:		$125,471

Net assets consist of:
Capital paid in on shares of beneficial interest		$130,802
Accumulated undistributed net investment income		396
Accumulated net realized loss		(3,115)
Net unrealized depreciation		(2,612)
Net assets at October 31, 2011		$125,471

Shares outstanding:		13,665

Net asset value per share:		$9.18

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2011	(dollars and shares in thousands) (except per share amounts)

Assets:
Investment securities, at value (cost: $50,630)		$47,666
Short-term investments, at value (cost: $3,050)		3,050
Cash		585
Receivables for:
Sales of investments	–
Sales of fund's shares	–
Dividends	64
Reimbursement from investment adviser	2
		66
Total assets		51,367

Liabilities:
Payables for:
Purchases of investments	1,317
Repurchases of fund's shares	–
Unified fees	34
Other accrued expenses	1
Total liabilities		1,352
Net assets at October 31, 2011:		$50,015

Net assets consist of:
Capital paid in on shares of beneficial interest		$54,554
Accumulated undistributed net investment income		234
Accumulated net realized loss		(1,807)
Net unrealized depreciation		(2,966)
Net assets at October 31, 2011		$50,015

Shares outstanding:		5,508

Net asset value per share:		$9.08

See Notes to Financial Statements

Capital U.S. Equity Fund
Statement of assets and liabilities
at October 31, 2011		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $69,319)			$72,244
	Short-term investments, at value (cost: $1,500)			1,500
	Cash			68
	Receivables for:
	Sales of investments	303
	Sales of fund's shares	–
	Dividends	53
	Reimbursement from investment adviser	2
				358
	Total assets			74,170

Liabilities:
	Payables for:
	Purchases of investments	–
	Repurchases of fund's shares	–	1
	Unified fees	40
	Other accrued expenses	1
	Total liabilities			41
Net assets at October 31, 2011:				$74,129

Net assets consist of:
	Capital paid in on shares of beneficial interest			$67,473
	Accumulated undistributed net investment income			39
	Accumulated net realized gain			3,692
	Net unrealized appreciation			2,925
Net assets at October 31, 2011				$74,129

Shares outstanding:				5,177

Net asset value per share:				$14.32

1	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Core Municipal Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest		$6,203

Fees and expenses:
Investment advisory services	868
Administrative and accounting services	74
Registration fees	36
Audit and tax fees	27
Transfer agent services	13
Trustees' compensation	12
Other	11
Total fees and expenses		1,041
Reimbursement of fees		(48)
Net fees and expenses		993
Net investment income		5,210

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized loss on investments		(615)
Net unrealized appreciation on investments		557
Net realized loss and unrealized appreciation on investments		(58)
Net increase in net assets resulting from operations		$5,152

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest		$1,816

Fees and expenses:
Investment advisory services	440
Administrative and accounting services	38
Registration fees	37
Audit and tax fees	27
Transfer agent services	12
Trustees' compensation	12
Other	8
Total fees and expenses		574
Reimbursement of fees		(70)
Net fees and expenses		504
Net investment income		1,312

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized loss on investments		(13)
Net unrealized appreciation on investments		778
Net realized loss and unrealized appreciation on investments		765
Net increase in net assets resulting from operations		$2,077

See Notes to Financial Statements

Capital California Core Municipal Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest		$3,573

Fees and expenses:
Investment advisory services	526
Administrative and accounting services	45
Registration fees	7
Audit and tax fees	27
Transfer agent services	13
Trustees' compensation	12
Other	8
Total fees and expenses		638
Reimbursement of fees		(36)
Net fees and expenses		602
Net investment income		2,971

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		33
Net unrealized appreciation on investments		424
Net realized gain and unrealized appreciation on investments		457
Net increase in net assets resulting from operations		$3,428

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest		$760

Fees and expenses:
Investment advisory services	216
Administrative and accounting services	19
Registration fees	8
Audit and tax fees	27
Transfer agent services	12
Trustees' compensation	12
Other	6
Total fees and expenses		300
Reimbursement of fees		(50)
Net fees and expenses		250
Net investment income		510

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		38
Net unrealized appreciation on investments		84
Net realized gain and unrealized appreciation on investments		122
Net increase in net assets resulting from operations		$632

See Notes to Financial Statements

Capital Core Bond Fund
Statement of operations
for the year ended October 31, 2011		(dollars in thousands)

Investment income:
Income:
Interest (net of non U.S. taxes of $1)		$5,684

Fees and expenses:
Investment advisory services	896
Administrative and accounting services	77
Registration fees	39
Audit and tax fees	27
Transfer agent services	13
Trustees' compensation	12
Other	10
Total fees and expenses		1,074
Reimbursement of fees		(49)
Net fees and expenses		1,025
Net investment income		4,659

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments		741
Net unrealized appreciation on investments		2,314
Net realized gain and unrealized appreciation on investments		3,055
Net increase in net assets resulting from operations		$7,714

See Notes to Financial Statements

Capital Global Equity Fund
Statement of operations
for the year ended October 31, 20111			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $41)	$799
	Interest	6		805

	Fees and expenses:
	Unified fees	382
	Trustees' compensation	7
	Legal fees	3
	Other	–	2
	Total fees and expenses			392
	Reimbursement of fees			(9)
	Net fees and expenses			383
	Net investment income			422

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(3,115)
	Net realized loss on currency			(26)
	Net unrealized depreciation on investments			(2,610)
	Net unrealized depreciation on currency translations			(2)
	Net realized loss and unrealized depreciation on investments and currency			(5,753)
Net decrease in net assets resulting from operations				$(5,331)

1	The Fund commenced operations on April 1, 2011.
2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
Statement of operations
for the year ended October 31, 20111			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $40)	$494
	Interest	2		496

	Fees and expenses:
	Unified fees	194
	Trustees' compensation	7
	Legal fees	2
	Other	–	2
	Total fees and expenses			203
	Reimbursement of fees			(9)
	Net fees and expenses			194
	Net investment income			302

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized loss on investments			(1,808)
	Net realized loss on currency			(67)
	Net unrealized depreciation on investments			(2,964)
	Net unrealized depreciation on currency translations			(2)
	Net realized loss and unrealized depreciation on investments and currency			(4,841)
Net decrease in net assets resulting from operations				$(4,539)

1	The Fund commenced operations on April 1, 2011.
2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital U.S. Equity Fund
Statement of operations
for the year ended October 31, 20111			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $12)	$822
	Interest	2	824

	Fees and expenses:
	Unified fees	300
	Trustees' compensation	7
	Legal fees	2
	Other	2
	Total fees and expenses		311
	Reimbursement of fees		(9)
	Net fees and expenses		302
	Net investment income		522

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized gain on investments		9,587
	Net realized gain on currency		–	2
	Net unrealized depreciation on investments		(15,313)
	Net realized gain and unrealized depreciation on investments		(5,726)
Net decrease in net assets resulting from operations			$(5,204)

1
Endowments – Growth and Income Portfolio (the “Predecessor Fund”) was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011. In connection with the reorganization, the Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund and the fund changed its fiscal year-end from July to October.

2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/11	For the year ended 10/31/101

Operations:
Net investment income	$5,210	$2,253
Net realized gain (loss) on investments	(615)	576
Net unrealized appreciation on investments	557	5,167
Net increase in net assets resulting from operations	5,152	7,996

Dividends and distributions to shareholders:
Dividends from net investment income	(5,209)	(2,253)
Distributions from capital gain	(576)	(1)
Total dividends and distributions	(5,785)	(2,254)

Net capital share transactions	(18,523)	262,960

Total increase (decrease) in net assets	(19,156)	268,702

Net assets:
Beginning of year	268,702	–
End of year (including undistributed net investment income: $1 and $-, respectively.)	$249,546	$268,702

1	The Fund commenced operations on April 13, 2010.

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the year ended 10/31/11	For the year ended 10/31/101

Operations:
	Net investment income	$1,312	$389
	Net realized gain (loss) on investments	(13)	100
	Net unrealized appreciation on investments	778	1,081
	Net increase in net assets resulting from operations	2,077	1,570

Dividends and distributions to shareholders:
	Dividends from net investment income	(1,315)	(389)
	Distributions from capital gain	(100)	(1)
	Total dividends and distributions	(1,415)	(390)

Net capital share transactions		47,805	88,317

Total increase in net assets		48,467	89,497

Net assets:
	Beginning of year	89,497	–
	End of year (including undistributed net investment income: $-2 and $-, respectively.)	$137,964	$89,497

1	The Fund commenced operations on April 13, 2010.
2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital California Core Municipal Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/11	For the year ended 10/31/101

Operations:
Net investment income	$2,971	$1,096
Net realized gain on investments	33	3
Net unrealized appreciation on investments	424	2,516
Net increase in net assets resulting from operations	3,428	3,615

Dividends and distributions to shareholders:
Dividends from net investment income	(2,970)	(1,096)
Distributions from capital gain	(1)	(2)
Total dividends and distributions	(2,971)	(1,098)

Net capital share transactions	(11,204)	166,025

Total increase (decrease) in net assets	(10,747)	168,542

Net assets:
Beginning of year	168,542	–
End of year (including undistributed net investment income: $1 and $-, respectively.)	$157,795	$168,542

1	The Fund commenced operations on April 13, 2010.

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the year ended 10/31/11	For the year ended 10/31/101

Operations:
	Net investment income	$510	$165
	Net realized gain (loss) on investments	38	(9)
	Net unrealized appreciation on investments	84	433
	Net increase in net assets resulting from operations	632	589

Dividends and distributions to shareholders:
	Dividends from net investment income	(510)	(165)
	Distributions from capital gain	–	–
	Total dividends and distributions	(510)	(165)

Net capital share transactions		25,740	50,241

Total increase in net assets		25,862	50,665

Net assets:
	Beginning of year	50,665	–
	End of year (including undistributed net investment income: $- and $-2, respectively.)	$76,527	$50,665

1	The Fund commenced operations on April 13, 2010.
2	Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Core Bond Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/11	For the year ended 10/31/101

Operations:
Net investment income	$4,659	$1,875
Net realized gain on investments	741	3,178
Net unrealized appreciation on investments	2,314	5,891
Net increase in net assets resulting from operations	7,714	10,944

Dividends and distributions to shareholders:
Dividends from net investment income	(5,055)	(1,875)
Distributions from capital gain	(2,947)	(231)
Total dividends and distributions	(8,002)	(2,106)

Net capital share transactions	50,142	221,347

Total increase in net assets	49,854	230,185

Net assets:
Beginning of year	230,185	–
End of year (including undistributed net investment income: $- and $-, respectively.)	$280,039	$230,185

1	The Fund commenced operations on April 13, 2010.

See Notes to Financial Statements

Capital Global Equity Fund
Statement of changes in net assets
(dollars in thousands)

For the year ended 10/31/111

Operations:
Net investment income	$422
Net realized loss on investments and currency	(3,141)
Net unrealized depreciation on investments and currency	(2,612)
Net decrease in net assets resulting from operations	(5,331)

Dividends and distributions to shareholders:
Dividends from net investment income	–
Distributions from capital gain	–
Total dividends and distributions	–

Net capital share transactions	130,802

Total increase in net assets	125,471

Net assets:
Beginning of year	–
End of year (including undistributed net investment income: $396.)	$125,471

1	The Fund commenced operations on April 1, 2011.

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
Statement of changes in net assets
(dollars in thousands)

For the year ended 10/31/111

Operations:
Net investment income	$302
Net realized loss on investments and currency	(1,875)
Net unrealized depreciation on investments and currency	(2,966)
Net decrease in net assets resulting from operations	(4,539)

Dividends and distributions to shareholders:
Dividends from net investment income	–
Distributions from capital gain	–
Total dividends and distributions	–

Net capital share transactions	54,554

Total increase in net assets	50,015

Net assets:
Beginning of year	–
End of year (including undistributed net investment income: $234.)	$50,015

1	The Fund commenced operations on April 1, 2011.

See Notes to Financial Statements

Capital U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the year ended 10/31/111	For the eight months ended 3/31/11	For the year ended 7/31/10

Operations:
Net investment income	$522	$886	$1,419
Net realized gain on investments and currency	9,587	2,756	158
Net unrealized appreciation (depreciation) on investments and currency	(15,313)	9,876	8,397
Net increase (decrease) in net assets resulting from operations	(5,204)	13,518	9,974

Dividends and distributions to shareholders:
Dividends from net investment income	(485)	(1,092)	(1,308)
Distributions from capital gain	–	–	–
Total dividends and distributions	(485)	(1,092)	(1,308)

Net capital share transactions	(5,991)	(1,861)	(12,107)

Total increase (decrease) in net assets	(11,680)	10,565	(3,441)

Net assets:
Beginning of year	85,809	75,244	78,685
End of year (including undistributed net investment income: $39, $1 and $205, respectively.)	$74,129	$85,809	$75,244

1
Endowments – Growth and Income Portfolio (the “Predecessor Fund”) was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011. In connection with the reorganization, the Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund and the fund changed its fiscal year-end from July to October.

See Notes to Financial Statements

Capital Private Client Services Funds
Notes to financial statements

1.   Organization

Capital Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund) and three equity funds (Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund) (each a “Fund,” collectively the “Funds”). On April 1, 2011, Capital Global Equity Fund and Capital Non-U.S. Equity Fund each obtained its initial capitalization of $25,000,000 from the sale of shares of beneficial interest to Capital Guardian Trust Company. The Trust’s fiscal year ends on October 31. Each Fund offers one class of shares.

Endowments-Growth and Income Portfolio (the “Predecessor Fund”), was reorganized into the Capital U.S. Equity Fund, effective at the close of business April 1, 2011, pursuant to an Agreement and Plan of Reorganization, dated March 25, 2011, and approved by the shareholders of the Predecessor Fund.  The Predecessor Fund transferred all of its assets and liabilities to the Capital U.S. Equity Fund. In connection with the reorganization, the fiscal year end and tax year end of the Predecessor Fund was changed from July 31 to October 31 to conform with the other series of the Trust.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital.  Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax.  Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital.  Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.  Capital Core Bond Fund seeks to provide current income and to preserve capital. Capital Global Equity Fund and Capital Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2.   Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared and paid monthly for the Fixed Income funds after the determination of each Fund’s net investment income. Dividends paid to shareholders for the Equity funds are recorded on the ex-dividend date. Distributions paid to shareholders are recorded on the ex-dividend date for all funds.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.   Valuation

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed obligations; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of October 31, 2011 (dollars in thousands):

Investment Securities	Level 1	Level 2		Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$232,777		$–	$232,777
Short-term investments	–	16,220		–	16,220
Total Investments	$–	$248,997		$–	$248,997

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$115,791		$–	$115,791
Short-term investments	–	25,840		–	25,840
Total Investments	$–	$141,631		$–	$141,631

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$140,969		$–	$140,969
Short-term investments	–	19,190		–	19,190
Total Investments	$–	$160,159		$–	$160,159

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$54,510		$–	$54,510
Short-term investments	–	22,620		–	22,620
Total Investments	$–	$77,130		$–	$77,130

Investment Securities	Level 1	Level 2		Level 3	Total
Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$135,450		$–	$135,450
Mortgage-backed obligations	–	60,779		–	60,779
Corporate bonds & notes	–	66,574		–	66,574
Municipals	–	3,558		–	3,558
Government agency bonds & notes outside the U.S.	–	1,252		–	1,252
Asset-backed obligations	–	1,019		–	1,019
Short-term investments	–	15,252		–	15,252
Total investments	$–	$283,884		$–	$283,884

Capital Global Equity Fund
Common Stocks:
Information Technology	$12,909	$5,361	1	$–	$18,270
Consumer Discretionary	$10,860	$5,812	1	–	16,672
Industrials	$9,144	$6,805	1	–	15,949
Financials	$7,131	$7,037	1	–	14,168
Energy	$11,686	$2,322	1	–	14,008
Materials	$6,817	$5,607	1	–	12,424
Health Care	$4,024	$5,896	1	–	9,920
Consumer Staples	$2,569	$6,415	1	–	8,984
Telecommunication Services	$1,161	$2,642	1	–	3,803
Utilities	$299	$1,454	1	–	1,753
Short-term investments	–	10,650		–	10,650
Total Investments	$66,600	$60,001		$–	$126,601

Capital Non-U.S. Equity Fund
Common Stocks:
Financials	$829	$5,938	2	$–	$6,767
Industrials	$491	$5,734	2	–	6,225
Information Technology	$1,177	$4,884	2	–	6,061
Consumer Staples	$–	$5,640	2	–	5,640
Energy	$2,662	$2,897	2	–	5,559
Consumer Discretionary	$256	$4,503	2	–	4,759
Health Care	$–	$4,722	2	–	4,722
Materials	$755	$3,882	2	–	4,637
Telecommunication Services	$386	$1,883	2	–	2,269
Utilities	$–	$1,027	2	–	1,027
Short-term investments	–	3,050		–	3,050
Total Investments	$6,556	$44,160		$–	$50,716

Capital U.S. Equity Fund
Common Stocks3	$72,244	$–		$–	$72,244
Short-term investments	–	1,500		–	1,500
Total Investments	$72,244	$1,500		$–	$73,744

1  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of trading; therefore, $49,351 of investment securities were classified as Level 2 instead of Level 1.

2  Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of trading; therefore, $41,110 of investment securities were classified as Level 2 instead of Level 1.

3 The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

At October 31, 2011, there were no significant transfers between Level 1 and Level 2.  There were no Level 3 securities held in the Funds during the year ended October 31, 2011.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 expands ASC 820’s disclosure requirements to include, for any measurements using level 3 inputs, a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, a description of the valuation processes in place, and a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs. ASU 2011-04 also amends ASC 820 to require entities to disclose any transfers into and out of levels 1 and 2. ASU 2011-04 is effective for annual periods beginning after December 15, 2011. The Trust is currently assessing the impact that the adoption of the ASU 2011-04 will have on the Trust’s financial statement disclosures.

4.   Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the Funds to experience a loss and may affect their share price.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or similar project type may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

Management – The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California  –  Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than comparable municipal bond mutual funds that do not concentrate their investments in a single state.  For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.  Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities – Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the Funds to invest the principal in higher yielding securities.

Investing in growth-oriented stocks – Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in income-oriented stocks – Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Funds invest.

5.   Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the year ended October 31, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The tax character of distributions paid during the year ended October 31, 2011 and period ended October 31, 2010, the most recently completed tax year, were as follows (dollars in thousands):

	Tax-Exempt		Ordinary Income			Long-Term Capital Gains
	2011	2010	2011		2010	2011	2010
Capital Core Municipal Fund	$5,206	$2,249	$579		$5	$–	$–
Capital Short-Term Municipal Fund	1,315	387	100		3	–	–
Capital California Core Municipal Fund	2,969	1,095	3		3	–	–
Capital California Short-Term Municipal Fund	510	164	-	1	1	–	–
Capital Core Bond Fund	–	–	8,002		2,106	–	–
Capital Global Equity Fund*	–	N/A	–		N/A	–	N/A
Capital Non-U.S. Equity Fund*	–	N/A	–		N/A	–	N/A
Capital U.S. Equity Fund*	–	N/A	485		N/A	–	N/A
 *Commencement of operations was 4/1/11.
 1 Rounds to less than $1,000.

At October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows (dollars in thousands):

	Tax-Exempt	Undistributed ordinary income	Undistributed Long-Term Capital Gains	Capital Loss Carryover	Unrealized appreciation (depreciation)	Total
Capital Core Municipal Fund	$1	$–	$–	$(615)	$5,724	$5,110
Capital Short-Term Municipal Fund	–	–	–	(14)	1,859	1,845
Capital California Core Municipal Fund	1	–	32	–	2,940	2,973
Capital California Short-Term Municipal Fund	–	29	1	–	517	547
Capital Core Bond Fund	–	145	212	–	8,193	8,550
Capital Global Equity Fund	–	371	–	(2,560)	(3,142)	(5,331)
Capital Non-U.S. Equity Fund	–	206	–	(1,714)	(3,031)	(4,539)
Capital U.S. Equity Fund	–	39	3,823	–	2,794	6,656
1 Amount rounds to less than $1,000.

Capital loss carryovers available to the Funds at October 31, 2011 were as follows (dollars in thousands):

	Expiring 2019	Expiring Unlimited
Capital Core Municipal Fund	$615	$–
Capital Short-Term Municipal Fund	14	–
Capital California Core Municipal Fund	–	–
Capital California Short-Term Municipal Fund1	–	–
Capital Core Bond Fund	–	–
Capital Global Equity Fund	–	2,560
Capital Non-U.S. Equity Fund	–	1,714
Capital U.S. Equity Fund2	–	–
1 During the year ended October 31, 2011, a capital loss carryforward of $9,029 was utilized to offset net realized gains by the Fund.
2 During the year ended October 31, 2011, a capital loss carryforward of $5,888,631 was utilized to offset net realized gains by the Fund. This capital loss carryforward amount came over as part of merger with ENDI Target Fund.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at October 31, 2011 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Capital Core Municipal Fund	$243,273	$5,861	$(137)	$5,724
Capital Short-Term Municipal Fund	139,772	1,966	(107)	1,859
Capital California Core Municipal Fund	157,219	3,082	(142)	2,940
Capital California Short-Term Municipal Fund	76,613	614	(97)	517
Capital Core Bond Fund	275,691	8,380	(187)	8,193
Capital Global Equity Fund	129,767	3,120	(6,286)	(3,166)
Capital Non-U.S. Equity Fund	53,774	539	(3,597)	(3,058)
Capital U.S. Equity Fund	70,950	7,648	(4,854)	2,794

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

6.   Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds.  CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through December 31, 2012, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%
Capital Core Bond Fund	0.40%
Capital Global Equity Fund	0.85%
Capital Non-U.S. Equity Fund	0.85%
Capital U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the funds. The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund. The unified management fee for the Capital Global Equity Fund and Capital Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, CGTC pays all expenses of managing and operating the funds out of the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses.  These expenses which are not paid by CGTC from the unified management fee are paid by the funds.  A portion of the funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

7.      Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase/decrease
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2011
Capital Core Municipal Fund	$49,386	4,861	$3,067	303	$(70,976)	(7,057)	$(18,523)	(1,893)
Capital Short-Term Municipal Fund	97,060	9,606	1,193	118	(50,448)	(4,982)	47,805	4,742
Capital California Core Municipal Fund	33,834	3,353	1,464	145	(46,502)	(4,641)	(11,204)	(1,143)
Capital California Short-Term Municipal Fund	54,808	5,440	377	38	(29,445)	(2,918)	25,740	2,560

Capital Core Bond Fund	92,892	9,085	6,162	609	(48,912)	(4,784)	50,142	4,910
Capital Global Equity Fund*	133,035	13,910	-	-	(2,233)	(245)	130,802	13,665
Capital Non-U.S. Equity Fund*	57,057	5,776	-	-	(2,503)	(268)	54,554	5,508
Capital U.S. Equity Fund*	8,986	623	389	28	(15,366)	(1,073)	(5,991)	(422)
*Commencement of operations was 4/1/11.
Eight months ended March 31, 2011
Capital U.S. Equity Fund	$5,020	347	$909	63	$(7,790)	(559)	$(1,861)	(149)
Period ended October 31, 2010
Capital Core Municipal Fund*	$278,391	27,671	$1,156	113	$(16,587)	(1,631)	$262,960	26,153
Capital Short-Term Municipal Fund*	101,792	10,126	346	34	(13,821)	(1,361)	88,317	8,799
Capital California Core Municipal Fund*	172,980	17,220	518	51	(7,473)	(737)	166,025	16,534
Capital California Short-Term Municipal Fund*	57,503	5,716	128	13	(7,390)	(730)	50,241	4,999
Capital Core Bond Fund*	246,958	24,519	1,457	141	(27,068)	(2,639)	221,347	22,021
*Commencement of operations was 4/13/10.

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

8.      Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended October 31, 2011 as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Core Municipal Fund	$–	$43,954	$–	$69,711
Capital Short-Term Municipal Fund	–	51,887	–	13,767
Capital California Core Municipal Fund	–	38,871	–	31,744

Capital California Short-Term Municipal Fund	–	23,694	–	8,307
Capital Core Bond Fund	293,642	45,731	255,504	26,652
Capital Global Equity Fund*	–	133,448	–	11,769
Capital Non-U.S. Equity Fund*	–	59,979	–	7,539
Capital U.S. Equity Fund*	–	64,029	–	61,649
*Commencement of operations was 4/1/11.

9.   Fund Merger

On April 01, 2011, the Capital U.S. Equity Fund acquired all of the assets and assumed all of the liabilities of Endowments - Growth and Income Portfolio (the "Predecessor Fund") pursuant to a plan of reorganization approved by the Board of Trustees on January 31, 2011. The acquisition was accomplished by a tax-free exchange as follows:

5,599,076 shares of the Predecessor Fund, valued at $86,205,437 were outstanding on the close of business on April 01, 2011.  Capital U.S. Equity Fund began with a $10.00 seed investment.  After the reorganization Capital U.S. Equity Fund had 5,599,076 shares valued at $86,205,447.

The investment portfolio and cash of the Predecessor Fund, with a value of $86,205,437 and identified cost of $57,353,020 were the principal assets acquired by the Capital U.S. Equity Fund. For financial reporting purposes, assets received and shares issued by the Capital U.S. Equity Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Capital U.S. Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Predecessor Fund were $86,205,437.

Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that have been reflected in the statement of operations since April 01, 2011 for the Capital U.S. Equity Fund.

	Before Reorganization		After Reorganization
	Endowments - Growth and Income Portfolio	Capital U.S Equity Fund	Capital U.S. Equity Fund
Net Assets	$86,205,437	$10	$86,205,447
Shares Outstanding	5,599,076	–	5,599,076
Net Asset Value per Share	$15.40	$–	$15.40
Net unrealized appreciation/(depreciation)	18,636,603	–	18,636,603
Accumulated net realized gain/(loss)	(5,895,126)	–	(5,895,126)

Capital Core Municipal Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11	10/31/102

Selected per share data:

Net asset value, beginning of year	$10.27	$10.00

Income from investment operations:
Net investment income3	0.21	0.10
Net realized and unrealized gains on securities	0.04	0.26
Total from investment operations	0.25	0.36

Dividends and distributions:
Dividends from net investment income	(0.21)	(0.09)
Distributions from capital gain	(0.02)	-	4
Total dividends and distributions	(0.23)	(0.09)

Net asset value, end of year	$10.29	$10.27

Total Return5	2.56%	3.63%

Net assets, end of year (in millions)	$250	$269

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.43%	6
Ratio of expenses to average net assets after reimbursement5	0.40%	0.40%	6
Ratio of net investment income to average net assets5	2.10%	1.81%	6

Portfolio turnover rate	19%	25%	7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11	10/31/102

Selected per share data:

Net asset value, beginning of year	$10.17	$10.00

Income from investment operations:
Net investment income3	0.11	0.05
Net realized and unrealized gains on securities	0.02	0.17
Total from investment operations	0.13	0.22

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.05)
Distributions from capital gain	(0.01)	-	4
Total dividends and distributions	(0.11)	(0.05)

Net asset value, end of year	$10.19	$10.17

Total Return5	1.33%	2.17%

Net assets, end of year (in millions)	$138	$89

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.46%	0.48%	6
Ratio of expenses to average net assets after reimbursement5	0.40%	0.40%	6
Ratio of net investment income to average net assets5	1.04%	0.94%	6

Portfolio turnover rate	15%	36%	7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital California Core Municipal Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11		10/31/102

Selected per share data:

Net asset value, beginning of year	$10.19		$10.00

Income from investment operations:
Net investment income3	0.20		0.08
Net realized and unrealized gains on securities	0.06		0.18
Total from investment operations	0.26		0.26

Dividends and distributions:
Dividends from net investment income	(0.20)		(0.07)
Distributions from capital gain	-	4	-	4
Total dividends and distributions	(0.20)		(0.07)

Net asset value, end of year	$10.25		$10.19

Total Return5	2.61%		2.61%

Net assets, end of year (in millions)	$158		$169

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%		0.45%	6
Ratio of expenses to average net assets after reimbursement5	0.40%		0.40%	6
Ratio of net investment income to average net assets5	1.98%		1.41%	6

Portfolio turnover rate	24%		13%	7

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Rounds to less than $0.00.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.
7	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11	10/31/102

Selected per share data:

Net asset value, beginning of year	$10.13	$10.00

Income from investment operations:
Net investment income3	0.08	0.04
Net realized and unrealized gains (losses) on securities	(0.01)	0.13
Total from investment operations	0.07	0.17

Dividends and distributions:
Dividends from net investment income	(0.08)	(0.04)
Distributions from capital gain	-	-
Total dividends and distributions	(0.08)	(0.04)

Net asset value, end of year	$10.12	$10.13

Total Return4	0.72%	1.67%

Net assets, end of year (in millions)	$77	$51

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.49%	0.55%	5
Ratio of expenses to average net assets after reimbursement4	0.40%	0.40%	5
Ratio of net investment income to average net assets4	0.83%	0.79%	5

Portfolio turnover rate	20%	35%	6

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Core Bond Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended
	10/31/11	10/31/102

Selected per share data:

Net asset value, beginning of year	$10.45	$10.00

Income from investment operations:
Net investment income3	0.19	0.09
Net realized and unrealized gains on securities	0.09	0.46
Total from investment operations	0.28	0.55

Dividends and distributions:
Dividends from net investment income	(0.20)	(0.09)
Distributions from capital gain	(0.13)	(0.01)
Total dividends and distributions	(0.33)	(0.10)

Net asset value, end of year	$10.40	$10.45

Total Return4	2.80%	5.52%

Net assets, end of year (in millions)	$280	$230

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.42%	0.44%	5
Ratio of expenses to average net assets after reimbursement4	0.40%	0.40%	5
Ratio of net investment income to average net assets4	1.82%	1.65%	5

Portfolio turnover rate	118%	123%	6

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 13, 2010.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Global Equity Fund
Financial highlights1
(for a share outstanding throughout each year)

For the year ended2
10/31/11

Selected per share data:

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment income3	0.05
Net realized and unrealized losses on securities and currency	(0.87)
Total from investment operations	(0.82)

Dividends and distributions:
Dividends from net investment income	-
Distributions from capital gain	-
Total dividends and distributions	-

Net asset value, end of year	$9.18

Total Return4	(8.20)%

Net assets, end of year (in millions)	$125

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement5	0.87%
Ratio of expenses to average net assets after reimbursement4,5	0.85%
Ratio of net investment income to average net assets4,5	0.94%

Portfolio turnover rate6	15%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 1, 2011.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital Non-U.S. Equity Fund
Financial highlights1
(for a share outstanding throughout each year)

For the year ended2
10/31/11

Selected per share data:

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment income3	0.07
Net realized and unrealized losses on securities and currency	(0.99)
Total from investment operations	(0.92)

Dividends and distributions:
Dividends from net investment income	-
Distributions from capital gain	-
Total dividends and distributions	-

Net asset value, end of year	$9.08

Total Return4	(9.20)%

Net assets, end of year (in millions)	$50

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement5	0.89%
Ratio of expenses to average net assets after reimbursement4,5	0.85%
Ratio of net investment income to average net assets4,5	1.32%

Portfolio turnover rate6	20%

1	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2	The Fund commenced operations on April 1, 2011.
3	Based on average shares outstanding.
4	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
5	Annualized.
6	Not annualized for periods less than one year.

See Notes to Financial Statements

Capital U.S. Equity Fund
Financial highlights1
(for a share outstanding throughout each year)

	For the year ended		For the eight months ended		For the year ended
	10/31/112		3/31/11		7/31/10	7/31/09	7/31/08	7/31/07

Selected per share data:

Net asset value, beginning of year	$15.33		$13.09		$11.78	$14.24	$16.14	$14.86

Income from investment operations:
Net investment income3	0.10		0.16		0.22	0.24	0.26	0.29
Net realized and unrealized gains (losses) on investments and currency	(1.02)		2.28		1.30	(2.44)	(1.48)	2.03
Total from investment operations	(0.92)		2.44		1.52	(2.20)	(1.22)	2.32

Dividends and distributions:
Dividends from net investment income	(0.09)		(0.20)		(0.21)	(0.26)	(0.30)	(0.27)
Distributions from capital gain	—		—		—	—	(0.38)	(0.77)
Total dividends and distributions	(0.09)		(0.20)		(0.21)	(0.26)	(0.68)	(1.04)

Net asset value, end of year	$14.32		$15.33		$13.09	$11.78	$14.24	$16.14

Total Return4	(6.42)%		18.72%		12.91%	(15.29)%	(7.95)%	16.02%

Net assets, end of year (in millions)	$74		$86		$75	$79	$108	$119

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.67	%5	1.04	%5	0.79%	0.74%	0.67%	0.69%
Ratio of expenses to average net assets after reimbursement4	0.65	%5	0.75	%5	0.75%	0.71%	0.62%	0.64%
Ratio of net investment income to average net assets4	1.13	%5	1.67	%5	1.72%	2.12%	1.67%	1.81%

Portfolio turnover rate	82	%6	7	%6	22%	39%	21%	24%

1					Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2					Endowments – Growth and Income Portfolio was reorganized into the Capital U.S. Equity Fund at the close of business effective April 1, 2011.
3					Based on average shares outstanding.
4					Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
5					Annualized.
6					Not annualized for periods of less than one year.

Capital Private Client Services Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Capital Private Client Services Funds:

We have audited the accompanying statement of assets and liabilities of Capital Private Client Services Funds (the "Trust") comprising the Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, Capital Core Bond Fund, Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund, including the schedule of investments, as of October 31, 2011, and the related statements of operations for the year then ended (as to Capital Global Equity Fund and Capital Non-U.S. Equity Fund for the period from April 1, 2011 (commencement of operations) through October 31, 2011, and as to Capital U.S. Equity Fund for the period from April 1, 2011 through October 31, 2011), the statements of changes in net assets for the period from February 1, 2011 (commencement of operations) through October 31, 2011 and for the year ended October 31, 2011 (as to Capital Global Equity Fund and Capital Non-U.S. Equity Fund for the period from April 1, 2011 (commencement of operations) through October 31, 2011, and as to Capital U.S. Equity Fund for the year ended July 31, 2010, for the eight months ended March 31, 2011, and for the period April 1, 2011 through October 31, 2011), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Private Client Services Funds as of October 31, 2011, the results of their operations for the year then ended (as to Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund for the period from April 1, 2011 (commencement of operations) through October 31, 2011), the changes in their net assets for the period from February 1, 2011 (commencement of operations) through October 31, 2011 and for the year ended October 31, 2011 (as to Capital Global Equity Fund and Capital Non-U.S. Equity Fund for the period from April 1, 2011 (commencement of operations) through October 31, 2011, and as to Capital U.S. Equity Fund for the year ended July 31, 2010, for the eight months ended March 31, 2011, and for the period April 1, 2011 through October 31, 2011), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
December 21, 2011

Capital Private Client Services Funds
Tax Information (unaudited)

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.  The Funds hereby designate the following amounts for the Funds’ fiscal year ended October 31, 2011:

Exempt Interest Dividends
Capital Core Municipal Fund	99.94%
Capital Short-Term Municipal Fund	100.00%
Capital California Core Municipal Fund	99.95%
Capital California Short-Term Municipal Fund	100.00%

Qualified Dividend Income (dollars in thousands)
Capital Global Equity Fund	$743
Capital Non-U.S. Equity Fund	458
Capital U.S. Equity Fund	829

Capital Non-U.S. Equity Fund designates $533,775 in Foreign Source Income and $40,122 in Foreign Tax Credit Information.

Capital Global Equity Fund, Capital Non-U.S. Equity Fund, and Capital U.S. Equity Fund designate the maximum amount allowable for the corporate dividend received deduction for the fiscal year ended October 31, 2011.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2012, to determine the calendar year amounts to be included on their 2011 tax returns.  Shareholders should consult their tax advisers.

Capital Private Client Services Funds
Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 through October 31, 2011).

Actual expenses:
The first line of each Fund in the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder.  You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above.  In addition, your ending account value would be lower by the amount of these fees.  Note that the expenses shown in the table are meant to highlight your ongoing costs only.  The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2011	Ending account value 10/31/2011	Expenses paid during period*	Annualized expense ratio
Capital Core Municipal Fund actual return	$1,000.00	$1,032.10	$2.05	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital Short-Term Municipal Fund actual return	1,000.00	1,015.30	2.03	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital California Core Municipal Fund actual return	1,000.00	1,029.90	2.05	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital California Short-Term Municipal Fund actual return	1,000.00	1,009.80	2.03	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital Core Bond Fund actual return	1,000.00	1,035.60	2.05	.40%
assumed 5% return	1,000.00	1,023.20	2.04	.40%
Capital Global Equity Fund actual return	1,000.00	897.40	4.07	.85%
assumed 5% return	1,000.00	1,020.90	4.33	.85%
Capital Non-U.S. Equity Fund actual return	1,000.00	873.90	4.02	.85%
assumed 5% return	1,000.00	1,020.90	4.33	.85%
Capital U.S. Equity Fund actual return	1,000.00	917.90	3.14	.65%
assumed 5% return	1,000.00	1,021.90	3.31	.65%

* Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Capital Private Client Services Funds
Trustees and other officers

“Independent” Trustees1

Name, age and position with funds	Year first elected as a trustee1	Principal occupation(s) during the past five years	Number of portfolios2 overseen by trustee	Other directorships3 held by trustee during the past five years3
Richard G. Capen, Jr., 77 Trustee	2009	Corporate director and author	8	Capital Emerging Markets Total Opportunities Fund Former director of 16 American Funds portfolios; former director of Carnival Corporation
H. Frederick Christie, 78 Trustee	2009	Private investor	8
Capital Emerging Markets Total Opportunities Fund; DineEquity, Inc.; Ducommun Incoporated

Former director of 45 American Funds portfolios; former director of Valero; former director of SouthWest Water Company; former director of AECOM Technology Corporation

Martin Fenton, 76	2009	Chairman Senior Resource Group LLC (development and management of senior living communities)	8	Capital Emerging Markets Total Opportunities Fund Former director of 47 American Funds portfolios
Richard G. Newman, 77 Trustee	2009	Non-Executive Chairman and Consultant, AECOM Technology Corporation (global engineering, consulting and professional technical services)	8	Capital Emerging Markets Total Opportunities Fund Former director of 15 American Funds portfolios; former director of Sempra Energy; former director of SouthWest Water Company

Capital Private Client Services Funds
Trustees and other officers

“Interested” trustees4

Interested trustees have similar qualifications, skills and attributes as the independent trustees.  Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates.  This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund	Year first elected as a director/officer1	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios2 overseen by trustee	Other directorships3 held by trustee during the past five years3
Paul F. Roye, 58 Chairman of the Board	2009	Senior Vice President – Fund Business Management Group, Capital Research and Management Company5; Director, American Funds Service Company5	8	Capital Emerging Markets Total Opportunities Fund

Capital Private Client Services Funds
Trustees and other officers

Other officers

Name, age and position with funds	Year first elected as an officer1	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
John B. Emerson, 57 President	2010
Senior Vice President and Director – Capital Guardian Trust Company; Chairman of the Board and President - Capital Guardian Trust Company, a Nevada Corporation5; President – Capital Group Private Client Services, Capital Guardian Trust Company

Shelby Notkin, 70 Senior Vice President	2010
Senior Vice President – Capital Guardian Trust Company, Chairman– Capital Group Private Client Services, Capital Guardian Trust Company, Director – Capital Guardian Trust Company, a Nevada Corporation5

John R. Queen, 46 Senior Vice President	2009	Vice President – Capital Guardian Trust Company; Senior Vice President – Capital Group Private Client Services, Capital Guardian Trust Company
Timothy W. McHale, 33 Vice President	2009	Counsel – Fund Business Management Group, Capital Research and Management Company5, Secretary – American Funds Distributors, Inc.5
Kevin M. Saks, 39 Treasurer	2009
Vice President, Capital Guardian Trust Company; Senior Vice President – Capital Group Private Client Services, Capital Guardian Trust Company; Director – Capital Guardian Trust Company, a Nevada Corporation5

Courtney R. Taylor, 36 Secretary	2009	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company5
Susan R. Sunga, 56 Assistant Treasurer	2011
Vice President – Capital Guardian Trust Company; Senior Manager – Capital Group Private Client Services, Capital Guardian Trust Company; Tax Officer – Capital Guardian Trust Company, a Nevada Corporation5

1 Trustees and officers of the fund serve until their resignation, removal or retirement.

2 Funds managed by Capital Guardian Trust Company.

3 This includes all directorships (other than Capital Private Client Services Funds) that are held by each trustee as a director of a public company or a registered investment company.  Unless otherwise noted, all directorships are current.

4 ”Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Guardian Trust Company, or affiliated entities (including the fund’s principal underwriter).

5 Company affiliated with Capital Guardian Trust Company.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th floor, Los Angeles, California 90071, Attention: Secretary.

Capital Private Client Services Funds
Trustees and other officers

Offices of the funds and of the investment adviser Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406
Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 866-421-2166 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Private Client Services at 866-421-2166. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 866-421-2166.

Capital Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 866-421-2166.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 6455 Irvine Center Drive,
Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	$59,000
2011	$62,180

b) Audit-Related Fees:
2010	None
2011	None

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2010	16,750
2011	16,750
The tax fees consist of professional services relating to the review of the Registrant’s tax returns.

d) All Other Fees:
2010	3,250
2011	None
The other fees consist of the review of the N1A annual update.

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
Not Applicable

c) Tax Fees:
Not Applicable

d) All Other Fees:
Not Applicable

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: January 6, 2012

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: January 6, 2012